UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUND, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON , TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES Ohio, Inc., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

April 30, 2011

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

Managing Wealth, Protecting Values Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2011

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the year ended April 30, 2011. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2011, the Steward Large Cap Enhanced Index Fund returned 19.02% for the Individual class shares and 19.47% for the Institutional class shares. The return for the S&P 500 for the same period was 17.22%. The S&P Pure index component returns were: 30.22% for the S&P 500 Pure Growth and 18.52% for the S&P 500 Pure Value index.

Factors Affecting Performance

At April 30, 2011, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 20% and 20% respectively. This represents an allocation change effective March 7th from the previous growth style tilt of the Fund. The recent slowing of growth style momentum indicates the economy is beginning to move towards the mid-stage of expansion where value oriented companies tend to outperform.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined significantly outperformed their non-pure counterparts over the year contributing to the Fund’s positive relative return. The higher weighted style focused companies such as Priceline.com Inc. (+108.74%) and Tesoro Corp. (+106.24%) were the primary factors. The Fund’s higher allocation towards growth through March 7th had a positive impact on performance as the technology sector substantially outperformed the financial sector during the period.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2011, the cultural values investment policies had a net slight negative performance impact on the Fund. Companies such as Philip Morris International Inc. (tobacco) and Pfizer Inc. (abortion/life ethics) substantially outperformed the benchmark with returns of +48.04% and +30.81% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2011, the Steward Small Mid-Cap Enhanced Index Fund returned 22.56% for the Individual class shares and 22.83% for the Institutional class shares. The return for the S&P 1000 for the same period was 23.95%. The S&P Pure index component returns were: 32.17% for the S&P 1000 Pure Growth and 7.51% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At April 30, 2011, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 20% and 20% respectively. This represents an allocation change effective March 7th from the previous growth style tilt of the Fund. The recent slowing of growth style momentum indicates the economy is beginning to move towards the mid-stage of expansion where value oriented companies tend to outperform.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined underperformed their non-pure counterparts over the year contributing to the Fund’s negative relative return. The higher weighted style focused companies such as Medifast, Inc. (-38.13%) and First BanCorp. (-84.31%) were the primary factors. The Fund’s higher allocation towards growth through March 7th had a positive impact on performance as the technology sector substantially outperformed the financial sector during the period.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ending April 30, 2011, the cultural values investment policies had a slight positive performance impact on the Fund. Companies such as Community Health Systems Inc. (abortion) and WMS Industries Inc. (gambling) substantially underperformed the benchmark with returns of -24.79% and -34.43% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2011, the Steward International Enhanced Index Fund returned 16.52% for the Individual class shares and 16.94% for the Institutional class shares. The return for the S&P ADR Index was 19.22%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned 12.77% for the same time period.

Factors Affecting Performance

For the year ended April 30, 2011, the Fund’s duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 85% and 15% respectively representing a neutral market position. This allocation change was effective October 5th from the previous lower than market weight 10% in emerging markets. The ongoing fiscal issues in the Euro-zone and China attempting to slow economic growth to avoid inflationary pressure has created a balance in the developed versus emerging market analysis. The emerging markets component underperformed the developed markets component over the period negatively impacting the overall Fund’s performance.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2011, the cultural values investment policies had a net slight negative performance impact on the Fund. Companies such as British American Tobacco plc (tobacco) and Novo Nordisk A/S (abortion/life ethics) substantially outperformed the benchmark with returns of +45.71% and +57.54% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Fund Performance

For the fiscal year ended April 30, 2011, the Steward Select Bond Fund returned 3.41% for the Individual class shares and 3.79% for the Institutional class shares. For comparison purposes the Barclays Intermediate Aggregate Bond Index returned 5.11% for the same period. Benefitting from an over-weighted U.S. credit market position relative to an under-weighted U. S. Treasury position but impaired by a defensive interest rate posture, the Fund’s annual performance slightly under-performed the overall market benchmark adjusted for fund expenses.

Market Overview

After registering historically very low nominal yields in September 2010, all U.S. investment grade sectors retreated near to where they were trading a year ago. All sectors did not perform evenly, however, with corporate credit providing significant excess returns over U. S. Treasuries. Bond investors were, in fact, rewarded for assuming various forms of risk; not only credit quality, but duration, yield curve and convexity exposure as well. Indeed the longest maturity issues of each sector benefitted the greatest from the ongoing demand for the highest possible yields in a very low interest rate environment.

Factors Affecting Performance

Overall, the intermediate corporate bond market outperformed the intermediate Treasury market by about 2.61% on a total return basis. Intermediate U. S. Treasuries were up 4.33% for the fiscal year as the yield spreads between Treasury and U. S. agencies have simultaneously collapsed to very tight levels. Meanwhile, the individual intermediate credit sectors provided another solid year of excess returns with the financials (up 7.80%) outperforming industrial (up 6.28%) and utilities (up 6.71%). These trends benefitted our ongoing portfolio structure as did a strategic positioning in the belly of the yield curve (three to eight year maturities). Maintaining a lower overall duration relative to the Fund’s benchmark, however, offset these advantages and moderated annual relative performance.

Current Strategy

As long as the Federal Reserve Board policymakers hold their short-term interest rate targets at near-zero levels, anchoring the short end of the yield curve, and longer term investors demand yield compensation for the potential risk of rising interest rates, then the rate gap between maturities will continue to provide a natural pricing dynamic benefitting fixed income holdings between the two extremes. The sell-off of bonds experienced in the final calendar quarter may well be a harbinger of what may unfold ahead. But, especially in terms of timing, it is important to remember that there are no guarantees when it comes to interest rate predictions. There has been no signal from the Federal Reserve Board when to expect a change in policy from the current monetary stimulus programs. And while the market will undoubtedly begin to anticipate a possible change well before a formal announcement, a difficult housing market, high unemployment and low core inflationary pressures continue to keep most forecasts of higher rates to a distant future; and even then the policy increases may turn out to be more modest than robust. Our intention is therefore to remain defensive in terms of rate sensitivity since there is little argument for substantially lower rates on the horizon, but fully invested in a wide distribution of credit qualities and most attractively priced sectors and issues.

The Fund is managed to adhere to values-based investment policies and attempts to provide portfolio characteristics and performance similar to that of the Barclays Intermediate U.S. Aggregate Bond Index. Performance of the Fund can be affected by the addition of values-based investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund’s objective given these restrictions.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2011, the Steward Global Equity Income Fund returned 17.17% for the Individual class shares and 17.61% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was 17.22%. The return for the global market as represented by the S&P Global 1200 was 18.93%. The dividend yield on the portfolio as of the fiscal year end was 3.43%.

Factors Affecting Performance

The year ended April 30, 2011 was a continuation of the strong market rally that began in the previous year. While the Fund’s more conservative dividend strategy tends to underperform during periods of such strong market gains, the Fund’s portfolio still outperformed its S&P 500 benchmark. The Fund’s most significant positive contribution to performance versus the S&P 500 continued to be within the portfolio’s financial sector. Fund holdings such as Banco de Chile (+52.45%) and Bank of Nova Scotia (+24.33%) generated sharply higher returns. Equally as important are the financial companies which were not held because of the Fund’s quantitative strategy. Companies that failed the screens included major U.S. banks such as Bank of America Corp. (-30.92%) and Wells Fargo & Co. (-11.29%) which posted substantial negative returns during the period.

Other significant contributors to the higher performance during the year included Hubbell Inc. (+54.74%), Telefonica SA (+28.63) and Enbridge Inc. (+38.82%). Weakness in the Fund’s portfolio was minor during the period with a slight underweight in the energy sector (+35.85%) having a negative performance impact. Positive performance by Hong Kong based CNOOC Ltd. (+46.40%) more than offset the negative impact of post accident BP plc (-10.71%) which was sold early last June as part of the quantitative validation process.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are over $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Howard Potter
Portfolio Manager

Claude C. Cody
Senior Vice President

Scott Wynant
Senior Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2011

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	19.02%	3.43%	5.97%	0.89%
S&P 500 Index	17.22%	2.95%	5.24%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 27, 2010 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2011

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	22.56%	5.00%	2.97%	0.88%
S&P 1000 Index	23.95%	5.64%	8.54%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap Index 400 and the Standard and Poor’s Small Cap Index 600. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 27, 2010 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2011

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	16.52%	2.01%	3.02%	1.05%
S&P ADR Index	19.22%	3.32%	5.09%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the August 27, 2010 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Select Bond Fund* and the Barclays Capital Intermediate U.S. Aggregate Bond Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2011

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Select Bond Fund – Individual Class	3.41%	4.76%	3.63%	0.99%
Barclays Capital Intermediate U.S. Aggregate Bond Index	5.11%	6.20%	5.08%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate U.S. Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 27, 2010 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P 1200 Index.***(Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2011

	One Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	17.17%	2.60%	1.04%
S&P 500 Index	17.22%	3.26%	N/A
S&P Global 1200 Index	18.93%	1.97%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s 1200 Index is a global index of 1200 stocks comprised of the following 7 S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P 1200 Index is the Fund’s Secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 27, 2010 prospectus for details.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2011 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.9%
Computers & Peripherals	5.4
Insurance	5.2
Health Care Providers & Services	4.6
Diversified Financial Services	3.6
Software	3.5
Specialty Retail	3.3
Food & Staples Retailing	3.0
Food Products	2.7
Semiconductors & Semiconductor Equipment	2.7
Internet Software & Services	2.6
Energy Equipment & Services	2.6
Health Care Equipment & Supplies	2.5
Machinery	2.4
Aerospace & Defense	2.2
Commercial Banks	2.2
Multi-Utilities	2.1
Media	2.0
Communications Equipment	2.0
Pharmaceuticals	1.9
Beverages	1.9
Capital Markets	1.9
Hotels, Restaurants & Leisure	1.9
Chemicals	1.8
Diversified Telecommunication Services	1.8
Electric Utilities	1.7
Industrial Conglomerates	1.7
Biotechnology	1.5
Household Products	1.5
IT Services	1.4
Multiline Retail	1.4
Commercial Services & Supplies	1.3
Metals & Mining	1.3
Real Estate Investment Trust	1.2

Industry Diversification	Percent*
Independent Power Producers & Energy Traders	1.1%
Electronic Equipment & Instruments	1.0
Consumer Finance	0.9
Wireless Telecommunication Services	0.9
Textiles Apparel & Luxury Goods	0.8
Road & Rail	0.7
Internet & Catalog Retail	0.7
Household Durables	0.7
Air Freight & Logistics	0.6
Auto Components	0.5
Paper & Forest Products	0.5
Money Market Fund	0.4
Electrical Equipment	0.4
Gas Utilities	0.4
Automobiles	0.3
Diversified Consumer Services	0.3
Personal Products	0.3
Leisure Equipment & Products	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.2
Real Estate – Operations and Development	0.2
Office Electronics	0.2
Life Sciences Tools and Services	0.2
Construction & Engineering	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Building Products	0.1
Airlines	0.1
Distributors	0.0
Construction Materials	0.0
Total Investments	100.1%
*	Percentages indicated are based on net assets as of April 30, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,570	$259,967
Goodrich Corp.	4,020	355,247
Honeywell International, Inc.	7,280	445,754
L-3 Communications Holdings, Inc.	5,660	453,875
Lockheed Martin Corp.	2,750	217,938
Northrop Grumman Corp.	6,400	407,104
Precision Castparts Corp.	1,900	293,588
Raytheon Co.	3,610	175,266
Rockwell Collins, Inc.	1,360	85,816
The Boeing Co.	6,548	522,400
United Technologies Corp.	8,110	726,494
		3,943,449
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,170	93,811
Expeditors International of Washington, Inc.	1,600	86,832
FedEx Corp.	2,420	231,521
United Parcel Service, Inc., Class B	8,580	643,243
		1,055,407
AIRLINES (0.1%)
Southwest Airlines Co.	11,360	133,480
AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)	10,940	198,561
Johnson Controls, Inc.	6,100	250,161
O’Reilly Automotive, Inc.(a)	7,640	451,218
		899,940
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	32,220	498,443
Harley-Davidson, Inc.	2,130	79,364
		577,807
BEVERAGES (1.9%)
Coca-Cola Co.	23,220	1,566,421
Coca-Cola Enterprises, Inc.	17,060	484,675
Dr Pepper Snapple Group, Inc.	8,580	336,336
PepsiCo, Inc.	15,031	1,035,485
		3,422,917
BIOTECHNOLOGY (1.5%)
Amgen, Inc.(a)	10,930	621,371
Biogen Idec, Inc.(a)	7,920	771,012
Celgene Corp.(a)	9,140	538,163
Cephalon, Inc.(a)	1,350	103,680
Gilead Sciences, Inc.(a)	16,120	626,101
PerkinElmer, Inc.	2,290	64,738
		2,725,065

	Shares	Value
BUILDING PRODUCTS (0.1%)
Masco Corp.	12,760	$171,239
CAPITAL MARKETS (1.9%)
Ameriprise Financial, Inc.	6,206	385,144
Bank of New York Mellon Corp.	10,841	313,955
BlackRock, Inc.	890	174,387
Charles Schwab Corp.	8,460	154,903
E*TRADE Financial Corp.(a)	1,998	32,448
Federated Investors, Inc., Class B	1,180	30,420
Franklin Resources, Inc.	1,270	163,982
Goldman Sachs Group, Inc.	5,595	844,901
Janus Capital Group, Inc.	2,450	29,817
Legg Mason, Inc.	5,660	210,269
Morgan Stanley	18,670	488,220
Northern Trust Corp.	2,150	107,479
State Street Corp.	4,377	203,749
T. Rowe Price Group, Inc.	2,240	143,920
		3,283,594
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,160	206,323
Airgas, Inc.	810	56,255
CF Industries Holdings, Inc.	3,565	504,626
Dow Chemical Co.	10,490	429,985
E.I. Du Pont De Nemours & Co.	9,050	513,949
Ecolab, Inc.	2,530	133,483
FMC Corp.	2,980	263,074
International Flavors & Fragrances, Inc.	4,090	259,797
Monsanto Co.	4,640	315,706
PPG Industries, Inc.	1,800	170,406
Praxair, Inc.	3,150	335,223
		3,188,827
COMMERCIAL BANKS (2.2%)
BB&T Corp.	12,040	324,117
Comerica, Inc.	1,300	49,309
Fifth Third Bancorp	20,120	266,992
First Horizon National Corp.	2,942	32,215
Huntington Bancshares, Inc.	10,320	70,073
KeyCorp	10,390	90,081
M&T Bank Corp.	1,720	151,996
Marshall & Ilsley Corp.	6,189	50,564
PNC Financial Services Group, Inc.	8,064	502,710
Regions Financial Corp.	30,962	227,261
SunTrust Banks, Inc.	9,880	278,517
U.S. Bancorp	16,830	434,551
Wells Fargo & Co.	44,718	1,301,741
Zions Bancorp	1,310	32,030
		3,812,157

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Avery Dennison Corp.	1,250	$52,175
Cintas Corp.	1,360	42,228
Equifax, Inc.	1,700	63,801
Iron Mountain, Inc.	2,110	67,203
Leucadia National Corp.	1,950	75,387
Monster Worldwide, Inc.(a)	1,150	18,872
Moody’s Corp.	2,280	89,239
Pitney Bowes, Inc.	3,170	77,855
R.R. Donnelley & Sons Co.	18,250	344,195
Republic Services, Inc., Class A	3,476	109,911
Robert Half International, Inc.	1,250	37,913
SAIC, Inc.(a)	3,140	54,636
Stericycle, Inc.(a)	3,570	325,870
The Dun & Bradstreet Corp.	640	52,595
Total System Services, Inc.	3,631	68,444
Visa, Inc., Class A	8,530	666,364
Waste Management, Inc.	5,980	235,971
		2,382,659
COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems, Inc.	48,560	852,714
Corning, Inc.	14,500	303,630
F5 Networks, Inc.(a)	4,400	445,984
Harris Corp.	1,260	66,944
JDS Uniphase Corp.(a)	20,110	419,092
Juniper Networks, Inc.(a)	14,780	566,517
QUALCOMM, Inc.	13,970	794,055
Tellabs, Inc.	4,204	20,684
		3,469,620
COMPUTERS & PERIPHERALS (5.4%)
Apple Computer, Inc.(a)	9,434	3,285,202
Dell, Inc.(a)	22,460	348,355
EMC Corp.(a)	31,390	889,592
Hewlett-Packard Co.	19,960	805,785
International Business Machines Corp.	11,648	1,986,916
Lexmark International, Inc., Class A(a)	840	27,090
NetApp, Inc.(a)	12,310	639,874
SanDisk Corp.(a)	7,920	389,189
Teradata Corp.(a)	8,770	490,418
Western Digital Corp.(a)	16,990	676,202
		9,538,623
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	92,321
Quanta Services, Inc.(a)	7,400	160,432
		252,753
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	763	34,488

	Shares	Value
CONSUMER FINANCE (0.9%)
American Express Co.	9,160	$449,573
Capital One Financial Corp.	13,048	714,117
Discover Financial Services	10,520	261,317
SLM Corp.(a)	14,470	240,057
		1,665,064
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	6,300	235,053
Bemis Co., Inc.	1,340	41,996
Owens-Illinois, Inc.(a)	1,490	44,208
Sealed Air Corp.	6,040	155,651
		476,908
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,420	76,254
DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc., Class A(a)	5,920	236,978
DeVry, Inc.	5,340	282,486
H&R Block, Inc.	3,150	54,463
		573,927
DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America Corp.	116,999	1,436,748
Citigroup, Inc.(a)	293,500	1,347,165
CME Group, Inc.	691	204,377
IntercontinentalExchange, Inc.(a)	2,880	346,608
Invesco Ltd.	4,630	115,148
JP Morgan Chase & Co.	39,544	1,804,393
MasterCard, Inc., Class A	2,018	556,746
NYSE Euronext	6,530	261,526
The NASDAQ OMX Group, Inc.(a)	9,470	256,637
		6,329,348
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	53,707	1,671,362
CenturyLink, Inc.	6,684	272,573
Frontier Communications Corp.	17,720	146,544
Verizon Communications, Inc.	26,220	990,592
Windstream Corp.	7,334	93,949
		3,175,020
ELECTRIC UTILITIES (1.7%)
American Electric Power Co., Inc.	8,730	318,470
Edison International	7,520	295,310
Entergy Corp.	3,540	246,809
Exelon Corp.	6,660	280,719
FirstEnergy Corp.	13,019	520,239
Northeast Utilities	5,190	184,764
Pepco Holdings, Inc.	22,000	423,940
Pinnacle West Capital Corp.	1,350	58,577
PPL Corp.	5,000	137,150

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Progress Energy, Inc.	5,670	$269,042
Southern Co.	8,170	318,957
		3,053,977
ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co.	6,440	391,294
Rockwell Automation, Inc.	2,740	238,736
Roper Industries, Inc.	730	63,138
		693,168
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Agilent Technologies, Inc.(a)	6,490	323,916
Amphenol Corp., Class A	5,200	290,732
FLIR Systems, Inc.	9,160	322,615
Jabil Circuit, Inc.	22,400	444,416
Molex, Inc.	1,180	31,860
Stanely Black & Decker, Inc.	1,252	90,958
Waters Corp.(a)	3,550	347,900
		1,852,397
ENERGY EQUIPMENT & SERVICES (2.6%)
Baker Hughes, Inc.	3,749	290,210
Cameron International Corp.(a)	8,670	457,082
Diamond Offshore Drilling, Inc.	4,450	337,622
First Solar, Inc.(a)	2,010	280,536
FMC Technologies, Inc.(a)	9,960	462,941
Halliburton Co.	8,000	403,840
Helmerich & Payne, Inc.	980	65,013
Nabors Industries Ltd.(a)	2,820	86,405
National-Oilwell Varco, Inc.	8,906	683,001
NextEra Energy, Inc.	4,230	239,291
Rowan Cos., Inc.(a)	5,310	221,427
Schlumberger Ltd.	11,799	1,058,960
		4,586,328
FOOD & STAPLES RETAILING (3.0%)
Costco Wholesale Corp.	6,430	520,316
CVS Corp.	21,135	765,933
Safeway, Inc.	12,740	309,709
SUPERVALU, Inc.	79,570	895,958
SYSCO Corp.	11,240	324,948
The Kroger Co.	17,740	431,259
Wal-Mart Stores, Inc.	19,960	1,097,401
Walgreen Co.	11,800	504,096
Whole Foods Market, Inc.	8,200	514,632
		5,364,252
FOOD PRODUCTS (2.7%)
Archer-Daniels-Midland Co.	21,320	789,266
Campbell Soup Co.	3,660	122,939
ConAgra Foods, Inc.	10,390	254,036
Dean Foods Co.(a)	74,230	830,634
General Mills, Inc.	7,950	306,711

	Shares	Value
H.J. Heinz Co.	4,690	$240,269
Hormel Foods Corp.	3,240	95,288
J.M. Smucker Co.	1,700	127,619
Kellogg Co.	4,020	230,225
Kraft Foods, Inc., Class A	18,100	607,798
McCormick & Co., Inc.	2,240	110,029
Mead Johnson Nutrition Co., Class A	2,410	161,181
Sara Lee Corp.	7,840	150,528
The Hershey Co.	2,530	146,006
Tyson Foods, Inc., Class A	30,130	599,587
		4,772,116
GAS UTILITIES (0.4%)
Nicor, Inc.	2,270	125,826
ONEOK, Inc.	4,050	283,257
Spectra Energy Corp.	8,743	253,897
		662,980
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter International, Inc.	6,560	373,264
Boston Scientific Corp.(a)	29,527	221,157
C.R. Bard, Inc.	1,620	172,935
CareFusion Corp.(a)	8,140	239,072
Covidien PLC	4,170	232,227
DENTSPLY International, Inc.	3,060	114,872
Edwards Lifesciences Corp.(a)	4,030	347,991
Hospira, Inc.(a)	7,070	401,081
Intuitive Surgical, Inc.(a)	1,581	552,876
Medtronic, Inc.	11,030	460,502
St. Jude Medical, Inc.	8,990	480,426
Stryker Corp.	4,300	253,700
Varian Medical Systems, Inc.(a)	4,840	339,768
Zimmer Holdings, Inc.(a)	2,390	155,948
		4,345,819
HEALTH CARE PROVIDERS & SERVICES (4.6%)
Aetna, Inc.	16,640	688,563
AmerisourceBergen Corp.	4,840	196,698
Cardinal Health, Inc.	12,710	555,300
CIGNA Corp.	14,990	701,982
Coventry Health Care, Inc.(a)	22,766	734,659
DaVita, Inc.(a)	1,470	129,492
Express Scripts, Inc.(a)	10,476	594,408
Humana, Inc.(a)	9,440	718,573
Laboratory Corp. of America Holdings(a)	4,110	396,492
McKesson Corp.	8,600	713,886
Medco Health Solutions, Inc.(a)	8,620	511,424
Patterson Cos., Inc.	8,450	293,299
Quest Diagnostics, Inc.	2,310	130,238
UnitedHealth Group, Inc.	16,544	814,461
WellPoint, Inc.	11,680	896,907
		8,076,382

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.9%)
Darden Restaurants, Inc.	8,560	$402,063
Marriott International, Inc., Class A	4,024	142,047
McDonald’s Corp.	9,810	768,221
Starbucks Corp.	19,070	690,143
Starwood Hotels & Resorts Worldwide, Inc.	5,350	318,700
Wyndham Worldwide Corp.	13,490	466,889
YUM! Brands, Inc.	9,180	492,415
		3,280,478
HOUSEHOLD DURABLES (0.7%)
D. R. Horton, Inc.	17,896	222,626
Harman International Industries, Inc.	524	25,430
Jacobs Engineering Group, Inc.(a)	5,870	291,211
Leggett & Platt, Inc.	2,030	53,369
Lennar Corp., Class A	1,240	23,548
Newell Rubbermaid, Inc.	3,960	75,477
Pulte Group, Inc.(a)	3,115	25,325
Snap-on, Inc.	330	20,384
Whirlpool Corp.	5,683	489,761
		1,227,131
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,190	152,555
Colgate-Palmolive Co.	5,170	436,090
Kimberly-Clark Corp.	5,250	346,815
Procter & Gamble Co.	25,261	1,639,439
		2,574,899
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
Constellation Energy Group	24,760	901,759
NRG Energy, Inc.(a)	26,550	642,510
The AES Corp.(a)	24,720	327,293
		1,871,562
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.	6,714	652,668
General Electric Co.	98,010	2,004,304
Textron, Inc.	2,540	66,294
Tyco International Ltd.	4,350	212,019
		2,935,285
INSURANCE (5.2%)
ACE Ltd.	7,450	501,012
AFLAC, Inc.	5,430	305,112
American International Group, Inc.(a)	1,324	41,243
Aon Corp.	2,990	155,988
Assurant, Inc.	12,740	505,778
Berkshire Hathaway, Inc., Class B(a)	15,360	1,279,488
Chubb Corp.	5,590	364,412
Cincinnati Financial Corp.	7,522	238,297
Genworth Financial, Inc., Class A(a)	28,480	347,171

	Shares	Value
Hartford Financial Services Group, Inc.	24,380	$706,289
Lincoln National Corp.	14,106	440,530
Marsh & McLennan Cos., Inc.	5,410	163,815
MetLife, Inc.	14,220	665,354
Principal Financial Group, Inc.	8,960	302,400
Progressive Corp.	7,470	163,892
Prudential Financial, Inc.	10,625	673,837
The Allstate Corp.	17,100	578,664
The Travelers Cos., Inc.	8,570	542,310
Torchmark Corp.	3,710	248,273
Unum Group	18,260	483,525
XL Group PLC	16,220	396,092
		9,103,482
INTERNET & CATALOG RETAIL (0.7%)
Expedia, Inc.	21,750	544,403
Netflix, Inc.(a)	2,996	697,079
		1,241,482
INTERNET SOFTWARE & SERVICES (2.6%)
Akamai Technologies, Inc.(a)	12,110	417,068
Amazon.com, Inc.(a)	5,925	1,164,263
Google, Inc., Class A(a)	2,666	1,450,571
Priceline.com, Inc.(a)	1,632	892,720
Salesforce.com, Inc.(a)	4,300	595,980
VeriSign, Inc.	3,000	110,880
		4,631,482
IT SERVICES (1.4%)
Automatic Data Processing, Inc.	5,710	310,339
Cerner Corp.(a)	2,930	352,127
Cognizant Technology Solutions Corp., Class A(a)	10,300	853,870
Computer Sciences Corp.	10,130	516,427
Fidelity National Information Services, Inc.	3,166	104,795
Fiserv, Inc.(a)	1,740	106,679
Paychex, Inc.	4,290	140,326
Western Union Co.	6,860	145,775
		2,530,338
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro, Inc.	8,150	381,746
Mattel, Inc.	4,350	116,232
		497,978
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.(a)	4,580	274,754
MACHINERY (2.4%)
Caterpillar, Inc.	5,440	627,830
Cummins, Inc.	3,730	448,271
Danaher Corp.	4,930	272,333
Deere & Co.	5,932	578,370
Dover Corp.	1,590	108,184

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Eaton Corp.	2,940	$157,378
Flowserve Corp.	3,030	383,659
Illinois Tool Works, Inc.	4,630	270,438
Ingersoll-Rand PLC	7,410	374,205
ITT Industries, Inc.	1,550	89,575
Joy Global, Inc.	5,910	596,614
PACCAR, Inc.	3,255	172,873
Pall Corp.	840	49,090
Parker Hannifin Corp.	1,305	123,088
		4,251,908
MARINE (0.1%)
Carnival Corp.	5,240	199,487
MEDIA (2.0%)
Cablevision Systems Corp., Class A	11,750	413,953
CBS Corp., Class B	16,140	407,051
Discovery Communications, Inc., Class A(a)	15,600	690,456
Gannett Co., Inc.	14,050	211,593
Interpublic Group of Cos., Inc.	22,480	264,140
McGraw Hill Cos., Inc.	3,460	140,026
Omnicom Group, Inc.	3,220	158,392
Scripps Networks Interactive, Class A	4,320	222,134
The Walt Disney Co.	15,580	671,498
The Washington Post Co., Class B	696	303,386
		3,482,629
METALS & MINING (1.3%)
AK Steel Holding Corp.	14,730	239,362
Alcoa, Inc.	17,100	290,700
Allegheny Technologies, Inc.	730	52,560
Cliffs Natural Resources, Inc.	1,150	107,778
Freeport-McMoRan Copper & Gold, Inc., Class B	14,588	802,778
Newmont Mining Corp.	8,880	520,457
Nucor Corp.	2,720	127,731
Titanium Metals Corp.(a)	860	17,226
United States Steel Corp.	1,170	55,821
		2,214,413
MULTI-UTILITIES (2.1%)
Ameren Corp.	11,590	339,703
CenterPoint Energy, Inc.	13,820	257,052
CMS Energy Corp.	11,570	229,086
Consolidated Edison, Inc.	5,440	283,533
Dominion Resources, Inc.	6,154	285,669
DTE Energy Co.	5,460	275,894
Duke Energy Corp.	18,596	346,815
Integrys Energy Group, Inc.	4,098	214,571
NiSource, Inc.	20,060	390,167
PG&E Corp.	4,070	187,546
Public Service Enterprise Group, Inc.	5,236	168,442
SCANA Corp.	3,770	156,530

	Shares	Value
Sempra Energy	4,390	$241,889
TECO Energy, Inc.	4,460	85,944
Wisconsin Energy Corp.	2,100	65,541
Xcel Energy, Inc.	8,520	207,292
		3,735,674
MULTILINE RETAIL (1.4%)
Big Lots, Inc.(a)	530	21,788
Family Dollar Stores, Inc.	4,770	258,582
J.C. Penney Co., Inc.	8,560	329,132
Kohl’s Corp.	2,550	134,411
Macy’s, Inc.	4,182	99,992
Nordstrom, Inc.	10,270	488,338
Sears Holdings Corp.(a)	9,160	787,485
Target Corp.	6,290	308,839
		2,428,567
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	28,085	283,378
OIL, GAS & CONSUMABLE FUELS (8.9%)
Anadarko Petroleum Corp.	4,280	337,863
Apache Corp.	3,280	437,454
Cabot Oil & Gas Corp., Class A	620	34,894
Chesapeake Energy Corp.	5,780	194,613
Chevron Corp.	17,609	1,927,129
ConocoPhillips	15,939	1,258,065
CONSOL Energy, Inc.	4,880	263,959
Denbury Resources, Inc.(a)	3,810	85,992
Devon Energy Corp.	3,720	338,520
El Paso Corp.	6,790	131,794
EOG Resources, Inc.	2,050	231,465
EQT Corp.	1,150	60,502
Exxon Mobil Corp.	43,290	3,809,520
Hess Corp.	3,990	342,980
Marathon Oil Corp.	15,300	826,812
Massey Energy Co.	6,880	469,491
Murphy Oil Corp.	1,760	136,365
Newfield Exploration Co.(a)	1,060	75,048
Noble Corp.	1,590	68,386
Noble Energy, Inc.	1,380	132,853
Occidental Petroleum Corp.	7,042	804,830
Peabody Energy Corp.	5,410	361,496
Pioneer Natural Resources Co.	4,470	456,968
QEP Resources, Inc.	5,900	252,107
Range Resources Corp.	1,080	60,966
Southwestern Energy Co.(a)	8,220	360,529
Sunoco, Inc.	7,280	310,565
Tesoro Corp.(a)	32,120	871,094
Valero Energy Corp.	31,220	883,526
Williams Cos., Inc.	5,660	187,742
		15,713,528

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.	11,760	$363,149
MeadWestvaco Corp.	8,210	276,595
Weyerhaeuser Co.	10,731	246,920
		886,664
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	5,290	155,420
The Estee Lauder Cos., Inc., Class A	4,310	418,070
		573,490
PHARMACEUTICALS (1.9%)
Abbott Laboratories	15,950	830,038
Allergan, Inc.	7,420	590,335
Eli Lilly & Co.	17,590	651,006
Forest Laboratories, Inc.(a)	5,270	174,753
Mylan Laboratories, Inc.(a)	24,670	614,776
Watson Pharmaceuticals, Inc.(a)	9,090	563,762
		3,424,670
REAL ESTATE – OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)	11,140	297,549
REAL ESTATE INVESTMENT TRUST (1.2%)
Apartment Investment & Management Co., Class A	1,409	37,987
AvalonBay Communities, Inc.	771	97,616
Boston Properties, Inc.	1,330	139,025
Equity Residential	2,950	176,174
HCP, Inc.	3,200	126,784
Health Care REIT, Inc.	1,470	79,042
Host Hotels & Resorts, Inc.	7,123	126,718
Kimco Realty Corp.	5,330	104,148
Plum Creek Timber Co., Inc.	1,510	65,066
ProLogis	5,830	94,971
Public Storage, Inc.	1,277	149,805
Simon Property Group, Inc.	2,775	317,848
Ventas, Inc.	8,930	499,455
Vornado Realty Trust	1,605	155,171
		2,169,810
ROAD & RAIL (0.7%)
CSX Corp.	3,520	276,989
Norfolk Southern Corp.	3,580	267,354
Ryder System, Inc.	4,680	250,380
Union Pacific Corp.	4,510	466,650
		1,261,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices, Inc.(a)	33,130	301,483
Altera Corp.	7,150	348,205
Analog Devices, Inc.	8,060	324,899

	Shares	Value
Applied Materials, Inc.	12,470	$195,654
Broadcom Corp., Class A(a)	11,280	396,830
Intel Corp.	50,720	1,176,197
KLA-Tencor Corp.	1,440	63,216
Linear Technology Corp.	8,110	282,228
LSI Logic Corp.(a)	6,630	48,598
MEMC Electronic Materials, Inc.(a)	2,400	28,392
Microchip Technology, Inc.	2,020	82,901
Micron Technology, Inc.(a)	59,540	672,206
National Semiconductor Corp.	3,150	75,978
Novellus Systems, Inc.(a)	590	18,939
NVIDIA Corp.(a)	4,905	98,100
Teradyne, Inc.(a)	1,870	30,107
Texas Instruments, Inc.	10,670	379,105
Xilinx, Inc.	6,560	228,682
		4,751,720
SOFTWARE (3.5%)
Adobe Systems, Inc.(a)	4,964	166,542
Autodesk, Inc.(a)	2,230	100,305
BMC Software, Inc.(a)	6,660	334,532
CA, Inc.	4,380	107,704
Citrix Systems, Inc.(a)	5,930	500,136
Compuware Corp.(a)	4,460	50,532
Intuit, Inc.(a)	7,820	434,479
Microsoft Corp.	72,170	1,877,864
Oracle Corp.	44,341	1,598,493
Red Hat, Inc.(a)	12,820	608,566
Symantec Corp.(a)	18,062	354,918
		6,134,071
SPECIALTY RETAIL (3.3%)
Abercrombie & Fitch Co., Class A	820	58,056
AutoNation, Inc.(a)	8,530	289,252
AutoZone, Inc.(a)	1,595	450,396
Bed Bath & Beyond, Inc.(a)	7,480	419,778
Best Buy Co., Inc.	2,860	89,289
CarMax, Inc.(a)	10,570	366,779
GameStop Corp., Class A(a)	18,822	483,349
Gap, Inc.	4,720	109,693
Home Depot, Inc.	14,390	534,445
Limited Brands	12,590	518,204
Lowe’s Cos., Inc.	16,510	433,387
RadioShack Corp.	9,060	143,239
Ross Stores, Inc.	6,510	479,722
Staples, Inc.	6,455	136,459
The Sherwin-Williams Co.	960	78,998
Tiffany & Co.	5,860	406,918
TJX Cos., Inc.	8,610	461,668
Urban Outfitters, Inc.(a)	10,080	317,117
		5,776,749

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	11,530	$689,610
NIKE, Inc., Class B	4,550	374,556
Polo Ralph Lauren Corp.	2,590	338,694
VF Corp.	570	57,319
		1,460,179
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	8,330	79,385
People’s United Financial, Inc.	6,930	94,872
		174,257
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,240	83,192
W.W. Grainger, Inc.	1,470	222,852
		306,044
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp., Class A(a)	9,750	510,022
MetroPCS Communications, Inc.(a)	21,210	356,964
Motorola Mobility Holdings, Inc.(a)	2,537	66,114

	Shares	Value
Motorola Solutions, Inc.(a)	2,951	$135,392
Sprint Corp.(a)	107,442	556,550
		1,625,042
TOTAL COMMON STOCKS		175,916,038
MONEY MARKET FUND (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	708,445	708,445
TOTAL MONEY MARKET FUND		708,445
TOTAL INVESTMENTS (COST $147,172,088) 100.1%		176,624,483
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(151,947)
NET ASSETS 100.0%		$176,472,536
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2011.

PLC – Public Limited Co.

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2011 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small Mid-Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Specialty Retail	5.4%
Real Estate Investment Trust	5.2
Health Care Providers & Services	4.9
Commercial Services & Supplies	4.1
Health Care Equipment & Supplies	4.0
Insurance	3.9
Software	3.8
Electronic Equipment & Instruments	3.8
Semiconductors & Semiconductor Equipment	3.6
Machinery	3.6
Commercial Banks	3.3
Textiles Apparel & Luxury Goods	3.0
Oil, Gas & Consumable Fuels	2.7
Chemicals	2.7
Hotels, Restaurants & Leisure	2.6
Internet Software & Services	2.6
IT Services	2.3
Energy Equipment & Services	2.3
Food Products	2.1
Communications Equipment	1.8
Pharmaceuticals	1.7
Gas Utilities	1.7
Household Durables	1.5
Diversified Consumer Services	1.4
Construction & Engineering	1.3
Diversified Financial Services	1.3
Biotechnology	1.3
Capital Markets	1.3
Aerospace & Defense	1.2
Metals & Mining	1.2
Electric Utilities	1.2
Road & Rail	1.2
Electrical Equipment	1.1
Multi-Utilities	1.1
Life Sciences Tools and Services	1.0
Auto Components	0.8

Industry Diversification	Percent*
Leisure Equipment & Products	0.8%
Thrifts & Mortgage Finance	0.8
Containers & Packaging	0.8
Media	0.8
Building Products	0.7
Food & Staples Retailing	0.6
Computers & Peripherals	0.6
Paper & Forest Products	0.5
Household Products	0.5
Airlines	0.5
Consumer Finance	0.5
Diversified Telecommunication Services	0.4
Trading Companies & Distributors	0.4
Multiline Retail	0.4
Personal Products	0.4
Wireless Telecommunication Services	0.3
Industrial Conglomerates	0.3
Marine	0.3
Distributors	0.3
Money Market Funds	0.3
Construction Materials	0.3
Beverages	0.3
Real Estate Management and Development	0.2
Radio Broadcasting	0.2
Water Utilities	0.2
Internet & Catalog Retail	0.1
Office Electronics	0.1
Auto Parts & Equipment	0.1
Air Freight & Logistics	0.1
Automobiles	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Total Investments	100.1%
*	Percentages indicated are based on net assets as of April 30, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.8%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.	2,950	$76,818
Aerovironment, Inc.(a)	680	19,482
Alliant Techsystems, Inc.	2,320	163,908
American Science & Engineering, Inc.	950	83,695
BE Aerospace, Inc.(a)	7,340	283,251
Ceradyne, Inc.(a)	900	42,174
Cubic Corp.	570	30,826
Curtiss-Wright Corp.	2,710	90,107
Esterline Technologies Corp.(a)	1,090	78,262
GenCorp, Inc.(a)	13,010	84,955
Huntington Ingalls Industries, Inc.(a)	1,010	40,400
Moog, Inc., Class A(a)	1,740	76,769
Orbital Sciences Corp.(a)	2,910	54,795
Teledyne Technologies, Inc.(a)	1,380	69,676
Triumph Group, Inc.	1,710	147,265
		1,342,383
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,150	38,663
Hub Group, Inc., Class A(a)	1,400	56,392
		95,055
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	13,920	104,539
Alaska Air Group, Inc.(a)	1,440	94,853
Allegiant Travel Co.	2,210	99,163
JetBlue Airways Corp.(a)	15,540	87,956
SkyWest, Inc.	10,690	176,706
		563,217
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.(a)	4,170	322,091
Drew Industries, Inc.	770	18,534
Gentex Corp.	6,330	198,445
LKQ Corp.(a)	10,550	266,071
Standard Motor Products, Inc.	5,920	84,360
Superior Industries International, Inc.	1,050	26,534
		916,035
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	15,000	101,400
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,890	58,609
Winnebago Industries, Inc.(a)	1,130	13,989
		72,598
BEVERAGES (0.3%)
Hansen Natural Corp.(a)	4,170	275,846
BIOTECHNOLOGY (1.3%)
ArQule, Inc.(a)	23,330	164,710
Emergent Biosolutions, Inc.(a)	770	17,872
Neogen Corp.(a)	3,405	142,669
Questcor Pharmaceuticals, Inc.(a)	5,790	118,695
Regeneron Pharmaceuticals, Inc.(a)	5,870	300,015

	Shares	Value
Savient Pharmaceuticals, Inc.(a)	2,880	$33,437
United Therapeutics Corp.(a)	3,330	222,977
Vertex Pharmaceuticals, Inc.(a)	7,500	412,650
		1,413,025
BUILDING PRODUCTS (0.7%)
AAON, Inc.	410	13,468
Apogee Enterprises, Inc.	8,780	125,378
Comfort Systems USA, Inc.	7,130	87,057
Eagle Materials, Inc.	1,730	50,326
Griffon Corp.(a)	5,920	75,421
Lennox International, Inc.	1,670	81,179
Lumber Liquidators Holdings, Inc.(a)	6,620	171,789
NCI Building Systems, Inc.(a)	744	9,211
Quanex Building Products Corp.	1,535	32,173
Simpson Manufacturing Co., Inc.	1,540	42,997
Universal Forest Products, Inc.	3,810	123,025
		812,024
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	9,930	117,671
Eaton Vance Corp.	4,330	146,224
Investment Technology Group, Inc.(a)	6,320	108,135
Jefferies Group, Inc.	4,820	116,499
LaBranche & Co., Inc.(a)	5,960	24,019
optionsXpress Holdings, Inc.	1,980	36,511
Piper Jaffray Cos., Inc.(a)	4,020	144,117
Raymond James Financial, Inc.	3,630	136,125
SEI Investments Co.	5,560	124,155
SWS Group, Inc.	31,915	194,681
TradeStation Group, Inc.(a)	3,900	37,635
Waddell & Reed Financial, Inc., Class A	4,590	188,236
		1,374,008
CHEMICALS (2.7%)
A. Schulman, Inc.	4,950	125,334
Albemarle Corp.	3,970	280,083
American Vanguard Corp.	550	4,906
Arch Chemicals, Inc.	960	37,123
Ashland, Inc.	5,280	327,782
Balchem Corp.	4,175	165,706
Cabot Corp.	3,000	134,550
Cytec Industries, Inc.	1,870	109,732
H.B. Fuller Co.	1,950	42,608
Intrepid Potash, Inc.(a)	4,320	148,003
Lubrizol Corp.	3,150	423,738
Minerals Technologies, Inc.	620	42,160
NewMarket Corp.	1,330	245,146
Olin Corp.	4,520	116,345
OM Group, Inc.(a)	1,400	50,736
PolyOne Corp.	4,040	58,499
Quaker Chemical Corp.	1,800	81,324
RPM International, Inc.	5,040	118,440
Sensient Technologies Corp.	2,070	78,432
Stepan Co.	550	39,584
The Scotts Miracle-Gro Co., Class A	1,660	93,740
The Valspar Corp.	3,690	145,054

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Zep, Inc.	775	$14,725
		2,883,750
COMMERCIAL BANKS (3.3%)
Associated Bancorp	9,380	136,948
BancorpSouth, Inc.	6,690	90,649
Bank of Hawaii Corp.	1,690	82,455
Bank of the Ozarks, Inc.	320	14,250
Boston Private Financial Holdings, Inc.	6,620	46,274
Cathay General Bancorp	3,010	51,321
City Holding Co.	530	18,073
City National Corp.	2,240	127,926
Columbia Banking System, Inc.	1,480	27,913
Commerce Bancshares, Inc.	2,729	116,146
Community Bank System, Inc.	1,320	33,026
Cullen/Frost Bankers, Inc.	2,620	155,209
East West Bancorp, Inc.	5,560	117,483
First BanCorp(a)	10,952	54,650
First Commonwealth Financial Corp.	6,610	40,982
First Financial Bancorp	2,060	33,949
First Financial Bankshares, Inc.	710	39,348
First Midwest Bancorp, Inc.	6,570	86,067
FirstMerit Corp.	4,390	76,693
Fulton Financial Corp.	11,010	128,597
Glacier Bancorp, Inc.	2,550	38,327
Hancock Holding Co.	1,830	59,768
Hanmi Financial Corp.(a)	34,150	45,078
Home Bancshares, Inc.	803	19,248
Independent Bank Corp. – Massachusetts	680	19,931
International Bancshares Corp.	4,840	85,281
Nara Bancorp, Inc.(a)	1,910	18,775
National Penn Bancshares, Inc.	7,010	57,552
NBT Bancorp, Inc.	1,270	28,702
Old National Bancorp	3,340	34,569
PacWest Bancorp	1,120	25,749
Pinnacle Financial Partners, Inc.(a)	4,140	66,530
PrivateBancorp, Inc.	4,110	64,691
Prosperity Bancshares, Inc.	2,090	95,826
S&T Bancorp, Inc.	880	17,961
Signature Bank(a)	2,170	126,316
Simmons First National Corp., Class A	570	15,042
Sterling Bancorp	2,190	22,667
Sterling Bancshares, Inc.	4,990	44,361
Susquehanna Bancshares, Inc.	13,570	125,115
SVB Financial Group(a)	1,910	115,440
Synovus Financial Corp.	38,710	96,775
TCF Financial Corp.	5,340	83,251
Texas Capital Bancshares, Inc.(a)	1,280	33,024
Tompkins Financial Corp.	209	8,515
Trustmark Corp.	2,070	48,107
UMB Financial Corp.	1,150	48,427
Umpqua Holdings Corp.	4,950	57,469
United Bankshares, Inc.	1,330	34,793
United Community Banks, Inc.(a)	26,060	62,544
Valley National Bancorp	6,134	87,839

	Shares	Value
Westamerica Bancorp	1,310	$66,535
Whitney Holding Corp.	7,080	95,863
Wilmington Trust Corp.	28,080	126,641
Wilshire Bancorp, Inc.(a)	5,080	20,320
Wintrust Financial Corp.	4,350	146,551
		3,621,542
COMMERCIAL SERVICES & SUPPLIES (4.1%)
ABM Industries, Inc.	4,300	104,576
Brady Corp.	2,040	76,928
CDI Corp.	3,400	50,388
Clean Harbors, Inc.(a)	700	68,950
Coinstar, Inc.(a)	3,620	195,408
Consolidated Graphics, Inc.(a)	2,320	130,268
Copart, Inc.(a)	3,770	171,045
Corrections Corp. of America(a)	4,300	107,027
Darling International, Inc.(a)	12,300	198,891
Deluxe Corp.	2,060	55,785
Exponent, Inc.(a)	2,030	87,107
Forrester Research, Inc.	1,630	64,401
FTI Consulting, Inc.(a)	1,880	75,012
G & K Services, Inc., Class A	2,450	81,095
Healthcare Services Group, Inc.	4,903	87,068
Heartland Payment Systems, Inc.	1,770	35,329
Heidrick & Struggles International, Inc.	620	14,508
Herman Miller, Inc.	2,330	60,627
HMS Holdings Corp.(a)	2,150	169,227
HNI Corp.	1,690	46,509
Insperity, Inc.	830	25,141
Kelly Services, Inc., Class A(a)	4,110	78,542
Korn/Ferry International, Inc.(a)	1,800	37,278
Landauer, Inc.	210	12,636
Lender Processing Services, Inc.	6,210	182,760
Manpower, Inc.	4,610	305,412
Mine Safety Appliances Co.	1,360	53,965
Mobile Mini, Inc.(a)	1,420	35,372
Monro Muffler Brake, Inc.	4,185	127,140
Navigant Consulting, Inc.(a)	9,990	116,384
On Assignment, Inc.(a)	6,780	74,377
Rollins, Inc.	3,800	79,686
School Specialty, Inc.(a)	16,240	240,514
SFN Group, Inc.(a)	11,160	117,515
Standard Register Co.	10,500	36,120
TeleTech Holdings, Inc.(a)	1,280	25,434
Tetra Tech, Inc.(a)	2,520	59,522
The Brink’s Co.	4,190	138,312
The Corporate Executive Board Co.	1,320	52,602
The Geo Group, Inc.(a)	2,490	66,433
Towers Watson & Co., Class A	1,710	98,086
TrueBlue, Inc.(a)	1,720	24,218
United Stationers, Inc.	2,240	161,414
Viad Corp.	780	19,352
Waste Connections, Inc.	4,812	148,065
Wright Express Corp.(a)	3,940	221,940
		4,418,369

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (1.8%)
ADTRAN, Inc.	3,870	$159,715
Arris Group, Inc.(a)	7,069	84,828
Bel Fuse, Inc.	390	7,851
Belden CDT, Inc.	1,750	66,552
Black Box Corp.	2,140	74,772
Blue Coat Systems, Inc.(a)	7,510	216,288
Ciena Corp.(a)	3,470	97,993
Comtech Telecommunications Corp.	1,960	55,468
Digi International, Inc.(a)	3,130	36,965
Dycom Industries, Inc.(a)	4,120	61,223
EMS Technologies, Inc.(a)	640	16,166
Harmonic, Inc.(a)	3,270	27,076
NETGEAR, Inc.(a)	3,290	137,357
Network Equipment Technologies, Inc.(a)	920	3,100
Oplink Communications, Inc.(a)	5,520	109,296
PCTEL, Inc.(a)	750	5,475
Plantronics, Inc.	1,770	65,614
Polycom, Inc.(a)	4,980	297,953
Riverbed Technology, Inc.(a)	9,530	334,884
Symmetricom, Inc.(a)	3,490	21,289
Tekelec(a)	2,450	20,458
Tollgrade Communications, Inc.(a)	500	5,045
ViaSat, Inc.(a)	2,430	97,006
		2,002,374
COMPUTERS & PERIPHERALS (0.6%)
Avid Technology, Inc.(a)	1,120	20,810
Diebold, Inc.	2,490	84,162
Hutchinson Technology, Inc.(a)	17,020	45,443
Integral Systems, Inc.(a)	980	12,240
Intermec, Inc.(a)	1,950	22,386
NCI, Inc., Class A(a)	310	7,629
NCR Corp.(a)	6,270	124,209
Novatel Wireless, Inc.(a)	14,640	90,768
Stratasys, Inc.(a)	2,410	129,779
Super Micro Computer, Inc.(a)	750	12,795
Synaptics, Inc.(a)	4,160	118,227
		668,448
CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	6,880	187,549
EMCOR Group, Inc.(a)	5,470	169,406
Granite Construction, Inc.	4,600	125,028
Insituform Technologies, Inc., Class A(a)	1,470	37,206
KBR, Inc.	7,740	296,984
Orion Marine Group, Inc.(a)	6,730	69,521
Shaw Group, Inc.(a)	5,350	208,115
URS Corp.(a)	7,210	322,647
		1,416,456
CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	12,310	67,213
Martin Marietta Materials, Inc.	1,940	176,908
Texas Industries, Inc.	1,310	55,243
		299,364

	Shares	Value
CONSUMER FINANCE (0.5%)
Cash America International, Inc.	3,440	$163,228
First Cash Financial Services, Inc.(a)	3,810	149,504
World Acceptance Corp.(a)	2,900	197,055
		509,787
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,460	129,027
Greif, Inc., Class A	1,100	68,310
Myers Industries, Inc.	5,340	56,978
Packaging Corp. of America	4,370	124,676
Rock-Tenn Co., Class A	1,490	102,914
Silgan Holdings, Inc.	2,000	91,720
Sonoco Products Co.	4,320	149,299
Temple-Inland, Inc.	5,470	128,709
		851,633
DISTRIBUTORS (0.3%)
Audiovox Corp., Class A(a)	20,950	154,611
MWI Veterinary Supply, Inc.(a)	2,200	182,974
		337,585
DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	2,410	101,823
Capella Education Co.(a)	1,700	84,320
Career Education Corp.(a)	4,130	90,075
Corinthian Colleges, Inc.(a)	38,790	172,616
Hillenbrand, Inc.	3,270	74,948
Interval Leisure Group, Inc.(a)	9,790	157,325
ITT Educational Services, Inc.(a)	1,925	138,080
Matthews International Corp., Class A	1,270	50,978
NutriSystem, Inc.	1,330	20,003
Pre-Paid Legal Services, Inc.(a)	1,220	80,459
Regis Corp.	6,830	116,110
Service Corp. International	11,460	134,884
Sotheby’s	2,500	126,300
Strayer Education, Inc.	852	105,546
Universal Technical Institute, Inc.	2,870	51,861
		1,505,328
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Affiliated Managers Group, Inc.(a)	2,100	229,068
Cardtronics, Inc.(a)	2,940	62,475
CoreLogic, Inc.(a)	13,650	251,296
EZCORP, Inc., Class A(a)	5,550	174,770
Greenhill & Co., Inc.	1,220	71,980
Interactive Brokers Group, Inc., Class A	3,760	65,950
MSCI, Inc., Class A(a)	5,740	203,598
National Financial Partners Corp.(a)	1,860	29,927
Portfolio Recovery Associates, Inc.(a)	1,760	158,858
Provident Financial Services, Inc.	1,230	17,860
Stifel Financial Corp.(a)	3,285	150,059
		1,415,841
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	2,070	76,031
Cincinnati Bell, Inc.(a)	12,990	38,840

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
General Communication, Inc., Class A(a)	1,510	$17,365
NeuStar, Inc., Class A(a)	4,710	126,652
tw telecom, Inc.(a)	10,560	227,463
		486,351
ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,240	50,208
Central Vermont Public Service Corp.	2,650	62,036
Cleco Corp.	2,370	83,187
DPL, Inc.	5,000	151,450
El Paso Electric Co.(a)	1,610	49,878
Great Plains Energy, Inc.	8,351	171,863
Hawaiian Electric Industries, Inc.	5,120	130,509
IDACORP, Inc.	2,560	100,378
NorthWestern Corp.	2,250	73,237
NV Energy, Inc.	13,010	197,622
UIL Holdings Corp.	1,900	60,458
Unisource Energy Corp.	1,530	56,809
Westar Energy, Inc.	4,990	135,778
		1,323,413
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	1,285	56,501
Acuity Brands, Inc.	1,560	91,728
AMETEK, Inc.	5,965	274,629
AZZ, Inc.	440	19,263
Encore Wire Corp.	820	22,886
Hubbell, Inc., Class B	2,190	153,278
Powell Industries, Inc.(a)	1,490	58,885
REGAL-BELOIT Corp.	1,520	115,201
Rofin-Sinar Technologies, Inc.(a)	1,040	45,042
Thomas & Betts Corp.(a)	1,940	112,462
Vicor Corp.	5,810	97,085
Woodward, Inc.	3,540	131,157
		1,178,117
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
Agilysys, Inc.(a)	29,420	153,572
Anixter International, Inc.	1,590	119,473
Arrow Electronics, Inc.(a)	6,870	313,203
Avnet, Inc.(a)	8,380	304,362
Badger Meter, Inc.	570	21,609
Benchmark Electronics, Inc.(a)	6,410	108,329
Brightpoint, Inc.(a)	10,590	107,171
Checkpoint Systems, Inc.(a)	1,600	33,696
Cognex Corp.	1,460	45,669
CTS Corp.	2,080	22,859
Daktronics, Inc.	1,550	16,632
DTS, Inc.(a)	2,000	88,120
Electro Scientific Industries, Inc.(a)	1,040	17,108
ESCO Technologies, Inc.	960	35,213
FARO Technologies, Inc.(a)	540	23,312
Gerber Scientific, Inc.(a)	9,000	86,040
II-VI, Inc.(a)	2,030	117,435
Ingram Micro, Inc.(a)	12,410	232,439
Insight Enterprises, Inc.(a)	9,720	166,795
Itron, Inc.(a)	1,670	90,898

	Shares	Value
Littelfuse, Inc.	1,750	$108,867
LoJack Corp.(a)	2,070	9,481
Mercury Computer Systems, Inc.(a)	6,200	119,722
Methode Electronics, Inc.	1,800	22,248
Mettler-Toledo International, Inc.(a)	1,175	220,195
MTS Systems Corp.	490	21,692
National Instruments Corp.	3,165	96,026
Newport Corp.(a)	1,250	23,412
Park Electrochemical Corp.	700	22,379
Plexus Corp.(a)	1,520	55,465
Pulse Electronics Corp.	3,420	20,452
RadiSys Corp.(a)	900	7,929
Rogers Corp.(a)	530	22,006
Rovi Corp.(a)	5,383	261,398
ScanSource, Inc.(a)	2,870	102,660
SYNNEX Corp.(a)	4,360	146,191
Tech Data Corp.(a)	4,560	242,273
Trimble Navigation Ltd.(a)	4,360	204,222
TTM Technologies, Inc.(a)	9,270	177,242
Vishay Intertechnology, Inc.(a)	6,320	120,586
		4,108,381
ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics, Inc.(a)	4,990	224,201
Basic Energy Services, Inc.(a)	880	27,051
Bristow Group, Inc.(a)	1,870	86,768
CARBO Ceramics, Inc.	880	141,627
Dril-Quip, Inc.(a)	2,580	197,525
Exterran Holdings, Inc.(a)	3,910	84,886
Gulf Island Fabrication, Inc.	470	16,610
Helix Energy Solutions Group, Inc.(a)	7,470	141,407
ION Geophysical Corp.(a)	6,100	77,104
Lufkin Industries, Inc.	1,030	95,100
Matrix Service Co.(a)	4,920	71,143
Oceaneering International, Inc.(a)	3,280	286,738
Patterson-UTI Energy, Inc.	5,790	180,127
Pride International, Inc.(a)	6,520	286,293
SEACOR Holdings, Inc.	890	87,959
Superior Energy Services, Inc.(a)	2,930	112,571
TETRA Technologies, Inc.(a)	5,550	81,973
Tidewater, Inc.	2,650	157,701
Unit Corp.(a)	1,460	92,009
		2,448,793
FOOD & STAPLES RETAILING (0.6%)
BJ’s Wholesale Club, Inc.(a)	3,620	185,779
Casey’s General Stores, Inc.	2,200	85,866
Nash Finch Co.	2,670	99,377
Ruddick Corp.	3,120	129,543
Spartan Stores, Inc.	6,530	101,933
United Natural Foods, Inc.(a)	1,880	80,257
		682,755
FOOD PRODUCTS (2.1%)
Cal-Maine Foods, Inc.	730	21,090
Calavo Growers, Inc.	3,930	82,530
Corn Products International, Inc.	2,870	158,137

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Diamond Foods, Inc.	850	$55,760
Flowers Foods, Inc.	3,235	98,862
Green Mountain Coffee Roasters, Inc.(a)	8,030	537,689
Hain Celestial Group, Inc.(a)	1,790	60,878
J & J Snack Foods Corp.	570	28,967
Lancaster Colony Corp.	770	47,055
Peet’s Coffee & Tea, Inc.(a)	2,710	125,961
Ralcorp Holdings, Inc.(a)	2,860	222,508
Sanderson Farms, Inc.	1,840	87,584
Seneca Foods Corp., Class A(a)	6,180	172,793
Smithfield Foods, Inc.(a)	12,240	288,374
Snyders-Lance, Inc.	1,860	36,735
Tootsie Roll Industries, Inc.	1,069	31,685
TreeHouse Foods, Inc.(a)	3,420	207,491
		2,264,099
GAS UTILITIES (1.7%)
AGL Resources, Inc.	3,080	127,851
Atmos Energy Corp.	5,320	185,615
Energen Corp.	2,630	170,976
National Fuel Gas Co.	2,980	218,434
New Jersey Resources Corp.	1,560	68,297
Northwest Natural Gas Co.	980	45,315
Piedmont Natural Gas Co., Inc.	3,040	96,520
Questar Corp.	10,800	189,756
South Jersey Industries, Inc.	850	48,832
Southern Union Co.	6,070	181,493
Southwest Gas Corp.	2,450	97,436
The Laclede Group, Inc.	1,940	74,438
UGI Corp.	5,640	187,812
WGL Holdings, Inc.	2,640	104,333
		1,797,108
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.(a)	3,610	104,871
Align Technology, Inc.(a)	8,390	202,535
Allscripts Healthcare Solutions, Inc.(a)	13,706	295,227
American Medical Systems Holdings, Inc.(a)	9,040	266,680
Analogic Corp.	470	27,105
Beckman Coulter, Inc.	2,650	219,552
Bio-Rad Laboratories, Inc., Class A(a)	730	91,338
Cantel Medical Corp.	590	15,299
CONMED Corp.(a)	2,230	62,618
Cooper Cos., Inc.	3,680	275,632
Cyberonics, Inc.(a)	3,700	131,609
Gen-Probe, Inc.(a)	2,670	221,396
Greatbatch, Inc.(a)	1,050	28,424
Haemonetics Corp.(a)	1,790	125,658
Hanger Orthopedic Group, Inc.(a)	1,530	41,570
Hill-Rom Holdings, Inc.	2,440	109,824
Hologic, Inc.(a)	10,080	221,962
ICU Medical, Inc.(a)	510	23,006
IDEXX Laboratories, Inc.(a)	3,080	250,804
Immucor, Inc.(a)	3,050	66,582
Integra LifeSciences Holdings(a)	2,630	137,575

	Shares	Value
Invacare Corp.	3,080	$101,332
Kensey Nash Corp.(a)	2,380	58,857
Kinetic Concepts, Inc.(a)	4,250	250,877
Masimo Corp.	2,330	81,061
Meridian Bioscience, Inc.	1,840	45,466
Merit Medical Systems, Inc.(a)	1,300	30,316
Natus Medical, Inc.(a)	1,460	24,776
OSI Systems, Inc.(a)	2,890	110,947
Palomar Medical Technologies, Inc.(a)	890	14,249
ResMed, Inc.(a)	8,410	268,195
STERIS Corp.	2,420	87,217
SurModics, Inc.(a)	910	13,978
Symmetry Medical, Inc.(a)	6,630	65,969
Thoratec Corp.(a)	4,430	136,001
West Pharmaceutical Services, Inc.	1,390	65,664
Zoll Medical Corp.(a)	1,880	106,558
		4,380,730
HEALTH CARE PROVIDERS & SERVICES (4.9%)
Air Methods Corp.(a)	3,010	203,536
Almost Family, Inc.(a)	2,640	91,529
Amedisys, Inc.(a)	4,909	163,568
AMERIGROUP Corp.(a)	2,150	146,845
AMN Healthcare Services, Inc.(a)	3,190	27,530
AmSurg Corp.(a)	4,400	118,184
Bio-Reference Laboratories, Inc.(a)	5,920	149,243
Catalyst Health Solutions, Inc.(a)	3,780	225,137
Centene Corp.(a)	5,670	205,424
Chemed Corp.	1,900	132,297
CorVel Corp.(a)	2,020	104,636
Cross Country Healthcare, Inc.(a)	10,920	81,026
CryoLife, Inc.(a)	830	4,847
Gentiva Health Services, Inc.(a)	4,230	118,440
Health Net, Inc.(a)	6,940	231,102
HealthSpring, Inc.(a)	6,120	253,919
Healthways, Inc.(a)	10,650	180,198
Henry Schein, Inc.(a)	3,500	255,745
IPC The Hospitalist Co.(a)	3,670	190,326
Kindred Healthcare, Inc.(a)	13,670	344,758
LCA-Vision, Inc.(a)	1,630	10,986
LHC Group, Inc.(a)	960	28,435
Lincare Holdings, Inc.	7,420	233,136
Magellan Health Services, Inc.(a)	1,770	92,075
MedCath Corp.(a)	1,490	20,130
Medifast, Inc.(a)	7,050	139,238
Molina Healthcare, Inc.(a)	5,110	219,730
Omnicare, Inc.	11,150	350,333
Owens & Minor, Inc.	5,435	187,236
PharMerica Corp.(a)	14,570	191,741
PSS World Medical, Inc.(a)	2,400	69,024
RehabCare, Inc.(a)	5,590	210,016
The Ensign Group, Inc.	4,030	111,470
VCA Antech, Inc.(a)	4,270	105,042
WellCare Health Plans, Inc.(a)	1,980	86,744
		5,283,626

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	290	$17,049
eResearchTechnology, Inc.(a)	3,310	21,052
Omnicell, Inc.(a)	1,350	20,763
		58,864
HOTELS, RESTAURANTS & LEISURE (2.6%)
Bob Evans Farms, Inc.	2,920	91,571
Brinker International, Inc.	3,850	92,747
California Pizza Kitchen, Inc.(a)	6,350	101,600
CEC Entertainment, Inc.	3,720	140,728
Cheesecake Factory(a)	7,430	218,591
Chipotle Mexican Grill, Inc., Class A(a)	1,646	439,136
Cracker Barrel Old Country Store, Inc.	2,830	144,981
DineEquity, Inc.(a)	3,340	166,900
International Speedway Corp., Class A	1,400	42,840
Jack in the Box, Inc.(a)	4,310	89,002
LIFE TIME FITNESS, Inc.(a)	4,620	180,734
Marcus Corp.	2,920	32,383
O’Charley’s, Inc.(a)	16,810	109,937
P.F. Chang’s China Bistro, Inc.	3,440	137,944
Panera Bread Co., Class A(a)	1,940	234,953
Papa John’s International, Inc.(a)	1,370	41,182
Red Robin Gourmet Burgers, Inc.(a)	6,180	168,034
Ruby Tuesday, Inc.(a)	5,020	52,760
Ruth’s Hospitality Group, Inc.(a)	9,200	45,172
Sonic Corp.(a)	3,250	36,465
Texas Roadhouse, Inc., Class A	12,400	201,748
Wendy’s/Arby’s Group, Inc., Class A	23,700	114,234
		2,883,642
HOUSEHOLD DURABLES (1.5%)
American Greetings Corp., Class A	4,980	122,508
Ethan Allen Interiors, Inc.	1,200	28,908
Interface, Inc.	2,480	46,227
KB HOME	5,320	62,829
La-Z-Boy, Inc.(a)	14,630	172,049
M.D.C. Holdings, Inc.	3,370	98,370
M/I Homes, Inc.(a)	740	9,835
Meritage Homes Corp.(a)	1,530	36,582
Mohawk Industries, Inc.(a)	3,350	201,134
National Presto Industries, Inc.	960	106,589
NVR, Inc.(a)	208	153,781
Ryland Group, Inc.	1,960	33,928
Skyline Corp.	140	2,745
Standard Pacific Corp.(a)	30,200	116,572
Toll Brothers, Inc.(a)	5,590	117,446
Tupperware Corp.	3,750	238,762
Universal Electronics, Inc.(a)	2,640	73,102
		1,621,367
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	10,670	106,913
Church & Dwight Co., Inc.	2,730	225,170
Energizer Holdings, Inc.(a)	2,750	207,708
WD-40 Co.	720	29,880
		569,671

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	$56,295
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,260	111,961
Koppers Holdings, Inc.	340	15,548
LSB Industries, Inc.(a)	460	18,561
Standex International Corp.	1,240	45,334
Teleflex, Inc.	2,390	150,594
Tredegar Corp.	1,100	24,068
		366,066
INSURANCE (3.9%)
American Financial Group, Inc.	5,070	181,354
Amerisafe, Inc.(a)	2,000	44,660
Arthur J. Gallagher & Co.	4,070	121,205
Aspen Insurance Holdings Ltd.	2,040	58,283
Brown & Brown, Inc.	4,680	120,978
Delphi Financial Group, Inc., Class A	4,465	142,657
eHealth, Inc.(a)	4,050	55,080
Employers Holdings, Inc.	2,200	44,352
Everest Re Group Ltd.	3,500	318,920
Fidelity National Financial, Inc., Class A	15,210	234,842
First American Financial Corp.	12,450	194,220
HCC Insurance Holdings, Inc.	5,860	190,684
Horace Mann Educators Corp.	5,580	99,770
Infinity Property & Casualty Corp.	870	51,417
Mercury General Corp.	2,270	90,210
Old Republic International Corp.	14,270	180,801
Presidential Life Corp.	6,970	77,646
ProAssurance Corp.(a)	1,190	79,016
Protective Life Corp.	7,720	207,745
Reinsurance Group of America, Inc.	6,010	380,433
RLI Corp.	620	36,729
Safety Insurance Group, Inc.	1,020	47,756
Selective Insurance Group, Inc.	5,970	105,311
StanCorp Financial Group, Inc.	4,140	178,434
Stewart Information Services Corp.	8,490	86,089
The Hanover Insurance Group, Inc.	3,360	141,859
The Navigators Group, Inc.(a)	1,160	60,123
Tower Group, Inc.	1,780	40,709
Transatlantic Holdings, Inc.	4,810	237,085
United Fire & Casualty Co.	2,420	47,916
Unitrin, Inc.	6,960	210,470
W.R. Berkley Corp.	6,250	203,812
		4,270,566
INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.(a)	4,460	147,983
INTERNET SOFTWARE & SERVICES (2.6%)
AOL, Inc.(a)	6,900	140,622
Blue Nile, Inc.(a)	1,910	108,870
Bottomline Technologies, Inc.(a)	6,280	174,458
comScore, Inc.(a)	5,650	168,427
Concur Technologies, Inc.(a)	3,100	179,397
DealerTrack Holdings, Inc.(a)	1,670	37,508

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Digital River, Inc.(a)	2,780	$90,461
Equinix, Inc.(a)	2,820	283,861
InfoSpace, Inc.(a)	4,060	36,540
J2 Global Communications, Inc.(a)	4,060	119,608
Liquidity Services, Inc.(a)	6,930	134,789
MicroStrategy, Inc., Class A(a)	1,000	141,300
Perficient, Inc.(a)	9,480	118,405
PetMed Express, Inc.	4,460	67,301
Rackspace Hosting, Inc.(a)	7,990	369,058
Stamps.com, Inc.	4,160	56,243
The Knot, Inc.(a)	1,670	17,051
TIBCO Software, Inc.(a)	11,480	344,285
United Online, Inc.	11,120	73,392
ValueClick, Inc.(a)	3,360	56,280
Websense, Inc.(a)	4,590	118,376
		2,836,232
IT SERVICES (2.3%)
Acxiom Corp.(a)	3,380	49,213
Alliance Data Systems Corp.(a)	2,650	251,750
Broadridge Financial Solutions, Inc.	5,090	118,292
CACI International, Inc., Class A(a)	2,360	144,220
Ciber, Inc.(a)	44,140	252,481
Convergys Corp.(a)	7,180	104,110
CSG Systems International, Inc.(a)	5,050	107,262
DST Systems, Inc.	1,440	71,006
Gartner, Inc.(a)	4,660	199,961
iGATE Corp.	3,660	62,074
LogMeIn, Inc.(a)	500	21,535
ManTech International Corp., Class A(a)	970	42,573
MAXIMUS, Inc.	1,860	148,781
RightNow Technologies, Inc.(a)	5,640	204,055
Sourcefire, Inc.(a)	7,470	198,851
SRA International, Inc., Class A(a)	2,960	91,730
StarTek, Inc.(a)	34,490	187,626
Sykes Enterprises, Inc.(a)	1,670	33,450
Synchronoss Technologies, Inc.(a)	6,100	196,786
		2,485,756
LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat, Inc.(a)	590	9,906
Brunswick Corp.	3,440	80,393
Callaway Golf Co.	12,370	87,580
Eastman Kodak Co.(a)	10,710	29,774
JAKKS Pacific, Inc.(a)	1,560	32,822
MarineMax, Inc.(a)	11,910	113,859
Polaris Industries, Inc.	2,140	225,620
Pool Corp.	2,230	67,480
Sturm, Ruger & Co., Inc.	10,740	255,397
		902,831
LIFE SCIENCES TOOLS AND SERVICES (1.0%)
Affymetrix, Inc.(a)	4,370	23,598
Cambrex Corp.(a)	13,490	70,957

	Shares	Value
Charles River Laboratories International, Inc.(a)	2,380	$100,412
Covance, Inc.(a)	2,740	171,524
Dionex Corp.(a)	910	107,699
Enzo Biochem, Inc.(a)	11,740	46,843
Kendle International, Inc.(a)	19,620	197,181
PAREXEL International Corp.(a)	6,710	186,270
Pharmaceutical Product Development, Inc.	5,570	171,834
		1,076,318
MACHINERY (3.6%)
Actuant Corp., Class A	2,720	75,507
AGCO Corp.(a)	3,560	204,985
Albany International Corp., Class A	1,150	29,107
Applied Industrial Technologies, Inc.	1,420	50,069
Astec Industries, Inc.(a)	710	27,534
Barnes Group, Inc.	2,090	51,707
Briggs & Stratton Corp.	4,880	115,119
Bucyrus International, Inc.	4,710	430,730
Cascade Corp.	300	13,740
CIRCOR International, Inc.	580	26,349
CLARCOR, Inc.	1,910	86,313
Crane Co.	1,710	85,346
Donaldson Co., Inc.	2,820	172,669
EnPro Industries, Inc.(a)	760	30,461
Federal Signal Corp.	15,450	104,288
Gardner Denver, Inc.	1,940	167,635
Graco, Inc.	2,250	112,568
Harsco Corp.	5,070	180,492
IDEX Corp.	3,110	145,921
Intevac, Inc.(a)	1,070	13,086
John Bean Technologies Corp.	1,435	29,001
Kaydon Corp.	1,260	48,762
Kennametal, Inc.	3,060	129,193
Lincoln Electric Holdings, Inc.	1,510	118,656
Lindsay Manufacturing Co.	420	30,794
Lydall, Inc.(a)	8,120	79,170
Mueller Industries, Inc.	1,480	57,898
Nordson Corp.	2,300	131,031
Oshkosh Truck Corp.(a)	3,940	124,740
Pentair, Inc.	3,790	152,206
Robbins & Myers, Inc.	1,490	64,770
SPX Corp.	1,960	169,442
Terex Corp.(a)	4,230	147,119
The Timken Co.	2,960	166,914
Toro Co.	1,190	80,813
Trinity Industries, Inc.	4,320	156,384
Valmont Industries, Inc.	680	71,604
Watts Water Technologies, Inc.	1,160	44,892
		3,927,015
MARINE (0.3%)
Alexander & Baldwin, Inc.	1,500	79,050
Kirby Corp.(a)	1,980	112,424
Overseas Shipholding Group, Inc.	5,360	149,330
		340,804

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (0.8%)
DreamWorks Animation SKG, Inc., Class A(a)	5,590	$148,079
Harte-Hanks, Inc.	2,560	23,782
John Wiley & Sons, Inc., Class A	1,780	90,655
Lamar Advertising Co., Class A(a)	3,120	101,463
Live Nation, Inc.(a)	9,872	109,481
Meredith Corp.	1,330	44,449
Nolan Co.(a)	14,860	174,902
Scholastic Corp.	3,150	82,782
The E.W. Scripps Co., Class A(a)	2,090	19,855
The New York Times Co., Class A(a)	4,940	40,162
		835,610
METALS & MINING (1.2%)
A.M. Castle & Co.(a)	3,090	58,339
AMCOL International Corp.	950	35,359
Carpenter Technology Corp.	1,590	81,503
Century Aluminum Co.(a)	2,280	45,554
Commercial Metals Co.	8,220	137,767
Compass Minerals International, Inc.	1,820	177,650
Gibraltar Industries, Inc.(a)	8,980	104,887
Kaiser Aluminum Corp.	1,350	67,649
Materion Corp.(a)	700	29,232
Olympic Steel, Inc.	310	9,105
Patriot Coal Corp.(a)	3,370	84,857
Reliance Steel & Aluminum Co.	4,010	227,006
RTI International Metals, Inc.(a)	1,130	36,092
Steel Dynamics, Inc.	8,370	152,250
Worthington Industries, Inc.	3,740	80,672
		1,327,922
MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	4,320	170,813
Avista Corp.	3,920	95,452
CH Energy Group, Inc.	910	48,794
MDU Resources Group, Inc.	7,640	182,519
NSTAR	3,850	178,255
OGE Energy Corp.	3,700	196,729
PNM Resources, Inc.	11,220	172,003
Vectren Corp.	3,770	107,747
		1,152,312
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)	2,260	45,562
Fred’s, Inc.	8,730	121,871
Saks, Inc.(a)	6,610	79,055
The Andersons, Inc.	700	34,755
Tuesday Morning Corp.(a)	23,610	118,050
		399,293
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,020	118,656
OIL, GAS & CONSUMABLE FUELS (2.7%)
Arch Coal, Inc.	6,040	207,172
Bill Barrett Corp.(a)	3,630	151,480
Cimarex Energy Co.	3,090	341,723

	Shares	Value
Comstock Resources, Inc.(a)	2,010	$64,441
Contango Oil & Gas Co.(a)	1,830	113,314
Forest Oil Corp.(a)	4,290	154,054
Frontier Oil Corp.	6,630	185,242
Gulfport Energy Corp.(a)	5,660	192,666
Holly Corp.	2,510	145,329
Hornbeck Offshore Services, Inc.(a)	4,330	126,566
Northern Oil and Gas, Inc.(a)	3,770	89,575
Oil States International, Inc.(a)	2,780	230,768
Penn Virginia Corp.	1,910	29,529
Petroleum Development Corp.(a)	830	33,051
PetroQuest Energy, Inc.(a)	3,140	27,506
Pioneer Drilling Co.(a)	2,770	42,935
Plains Exploration & Production Co.(a)	5,510	209,600
Quicksilver Resources, Inc.(a)	4,970	73,805
Seahawk Drilling, Inc.(a)	1	7
SM Energy Co.	2,300	174,478
Stone Energy Corp.(a)	1,900	67,184
Swift Energy Co.(a)	1,570	61,528
World Fuel Services Corp.	4,700	186,026
		2,907,979
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.	6,880	193,741
Clearwater Paper Corp.(a)	425	33,354
Deltic Timber Corp.	410	27,798
KapStone Paper and Packaging Corp.(a)	9,840	171,019
Louisiana-Pacific Corp.(a)	8,250	76,725
Neenah Paper, Inc.	930	21,697
Wausau-Mosinee Paper Corp.	9,620	64,935
		589,269
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.	3,500	130,690
Blyth, Inc.	2,052	96,731
Helen of Troy Ltd.(a)	2,350	73,132
Kid Brands, Inc.(a)	12,550	91,741
		392,294
PHARMACEUTICALS (1.7%)
Cubist Pharmaceuticals, Inc.(a)	6,040	204,454
Endo Pharmaceuticals Holdings, Inc.(a)	7,090	277,644
Hi-Tech Pharmacal Co., Inc.(a)	9,140	252,812
Medicis Pharmaceutical Corp., Class A	6,850	242,901
Par Pharmaceutical Cos., Inc.(a)	5,970	205,607
Perrigo Co.	4,100	370,476
Salix Pharmaceuticals Ltd.(a)	4,230	166,197
ViroPharma, Inc.(a)	6,710	129,436
		1,849,527
RADIO BROADCASTING (0.2%)
Arbitron, Inc.	3,170	122,616
DG Fastchannel, Inc.(a)	2,750	100,622
		223,238
REAL ESTATE INVESTMENT TRUST (5.2%)
Acadia Realty Trust	2,257	47,058
Alexandria Real Estate Equities, Inc.	2,220	182,373

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
AMB Property Corp.	6,190	$225,316
BioMed Realty Trust, Inc.	5,220	103,565
BRE Properties, Inc.	2,270	115,134
Camden Property Trust	2,380	149,345
Cedar Shopping Centers, Inc.	9,480	55,932
Colonial Properties Trust	3,380	71,521
Corporate Office Properties Trust	4,120	145,065
Cousins Properties, Inc.	5,215	46,935
DiamondRock Hospitality Co.	7,410	89,216
Duke Realty Corp.	10,230	156,008
Eastgroup Properties, Inc.	890	40,993
Entertainment Properties Trust	1,800	85,698
Equity One, Inc.	1,850	36,667
Essex Property Trust, Inc.	1,160	157,157
Extra Space Storage, Inc.	3,630	78,590
Federal Realty Investment Trust	2,070	181,249
Franklin Street Properties Corp.	3,250	45,955
Healthcare Realty Trust, Inc.	2,440	55,730
Highwood Properties, Inc.	2,670	98,523
Home Properties, Inc.	1,310	83,054
Hospitality Properties Trust	6,070	146,591
Inland Real Estate Corp.	4,470	43,672
Kilroy Realty Corp.	1,860	78,008
Kite Realty Group Trust	11,960	62,192
LaSalle Hotel Properties	2,700	75,978
Lexington Corp. Properties Trust	6,935	69,211
Liberty Property Trust	4,200	147,714
LTC Properties, Inc.	1,020	30,008
Macerich Co.	6,215	328,276
Mack-Cali Realty Corp.	3,290	116,203
Medical Properties Trust, Inc.	6,690	82,555
Mid-America Apartment Communities, Inc.	1,130	75,541
National Retail Properties, Inc.	3,310	87,185
Nationwide Health Properties, Inc.	4,630	202,794
OMEGA Healthcare Investors, Inc.	3,890	89,314
Parkway Properties, Inc.	940	16,854
Pennsylvania Real Estate Investment Trust	2,200	34,738
Post Properties, Inc.	1,750	71,050
Potlatch Corp.	1,430	55,327
PS Business Parks, Inc.	620	37,361
Rayonier, Inc.	2,780	184,481
Realty Income Corp.	4,330	153,932
Regency Centers Corp.	2,880	135,533
Saul Centers, Inc.	350	15,327
Senior Housing Properties Trust	5,580	132,358
SL Green Realty Corp.	4,450	367,258
Sovran Self Storage, Inc.	910	38,930
Tanger Factory Outlet Centers, Inc.	3,240	89,521
Taubman Centers, Inc.	2,000	116,300
UDR, Inc.	7,051	182,550
Universal Health Realty Income Trust	120	5,173
Urstadt Biddle Properties, Inc., Class A	1,190	23,419
Weingarten Realty Investors	4,610	121,750
		5,668,188

	Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Forestar Group, Inc.(a)	1,500	$29,505
Jones Lang LaSalle, Inc.	2,290	234,450
		263,955
ROAD & RAIL (1.2%)
Arkansas Best Corp.	970	22,320
Atmel Corp.(a)	21,880	334,764
Con-way, Inc.	3,020	117,538
Heartland Express, Inc.	2,863	49,387
J.B. Hunt Transport Services, Inc.	3,310	157,821
Kansas City Southern(a)	3,900	226,629
Knight Transportation, Inc.	2,960	53,310
Landstar System, Inc.	1,850	87,690
Old Dominion Freight Line, Inc.(a)	1,667	62,379
Wabtec Corp.	1,830	130,625
Werner Enterprises, Inc.	1,870	48,938
		1,291,401
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Advanced Energy Industries, Inc.(a)	1,420	20,093
ATMI, Inc.(a)	1,250	24,888
Brooks Automation, Inc.(a)	7,000	85,610
Cabot Microelectronics Corp.(a)	750	36,638
CEVA, Inc.(a)	4,910	150,148
Cohu, Inc.	820	11,816
Cree, Inc.(a)	6,410	261,143
Cymer, Inc.(a)	1,000	48,110
Cypress Semiconductor Corp.(a)	6,170	134,259
Diodes, Inc.(a)	4,650	159,123
DSP Group, Inc.(a)	1,000	8,080
Exar Corp.(a)	1,430	8,737
Fairchild Semiconductor International, Inc.(a)	4,720	98,978
FEI Co.(a)	1,430	46,418
Hittite Microwave Corp.(a)	1,170	75,336
Integrated Device Technology, Inc.(a)	6,170	50,193
International Rectifier Corp.(a)	2,520	87,091
Intersil Corp., Class A	5,590	82,564
Kopin Corp.(a)	33,100	159,211
Kulicke & Soffa Industries, Inc.(a)	17,360	157,282
Lam Research Corp.(a)	4,480	216,429
Micrel, Inc.	2,500	32,025
Microsemi Corp.(a)	3,180	75,048
MKS Instruments, Inc.	1,880	53,354
Monolithic Power Systems, Inc.(a)	5,410	91,862
Pericom Semiconductor Corp.(a)	1,820	16,544
Power Integrations, Inc.	3,420	137,963
QLogic Corp.(a)	4,890	87,922
RF Micro Devices, Inc.(a)	15,750	104,895
Rudolph Technologies, Inc.(a)	1,620	18,322
Semtech Corp.(a)	4,880	136,982
Sigma Designs, Inc.(a)	1,300	16,588
Silicon Laboratories, Inc.(a)	2,540	110,693
Skyworks Solutions, Inc.(a)	10,590	333,161

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Standard Microsystems Corp.(a)	800	$21,720
STR Holdings, Inc.(a)	1,630	26,846
Supertex, Inc.(a)	390	8,420
Tessera Technologies, Inc.(a)	1,970	38,927
TriQuint Semiconductor, Inc.(a)	19,540	269,066
Ultratech, Inc.(a)	800	25,048
Varian Semiconductor Equipment Associates, Inc.(a)	2,650	111,115
Veeco Instruments, Inc.(a)	2,730	139,585
Volterra Semiconductor Corp.(a)	6,640	174,566
		3,952,799
SOFTWARE (3.8%)
ACI Worldwide, Inc.(a)	2,510	82,930
Advent Software, Inc.(a)	4,990	135,878
ANSYS, Inc.(a)	4,839	267,548
Blackbaud, Inc.	5,870	162,364
Cadence Design Systems, Inc.(a)	10,070	104,527
CommVault Systems, Inc.(a)	5,270	207,585
Ebix, Inc.(a)	7,150	163,377
Epicor Software Corp.(a)	2,720	34,000
EPIQ Systems, Inc.	2,025	28,816
FactSet Research Systems, Inc.	2,260	247,267
Fair Isaac Corp.	1,740	51,991
Informatica Corp.(a)	5,720	320,377
Interactive Intelligence, Inc.(a)	5,320	199,074
Jack Henry & Associates, Inc.	4,770	162,037
JDA Software Group, Inc.(a)	3,810	124,854
Manhattan Associates, Inc.(a)	860	31,089
Mentor Graphics Corp.(a)	3,880	57,230
MICROS Systems, Inc.(a)	3,990	207,560
NetScout Systems, Inc.(a)	7,290	186,551
Parametric Technology Corp.(a)	4,670	113,341
Progress Software Corp.(a)	2,530	75,014
Quality Systems, Inc.	1,800	161,496
Quest Software, Inc.(a)	4,700	121,072
Radiant Systems, Inc.(a)	6,930	138,046
Smith Micro Software, Inc.(a)	9,450	72,954
Solera Holdings, Inc.	3,900	214,500
Synopsys, Inc.(a)	5,820	159,410
Taleo Corp., Class A(a)	5,270	191,143
Tyler Technologies, Inc.(a)	5,730	142,047
		4,164,078
SPECIALTY RETAIL (5.4%)
Aaron’s, Inc.	3,060	88,097
Advance Auto Parts, Inc.	3,740	244,820
Aeropostale, Inc.(a)	9,740	248,662
American Eagle Outfitters, Inc.	7,990	124,324
Ann, Inc.(a)	4,380	136,700
Ascena Retail Group, Inc.(a)	7,728	241,809
Barnes & Noble, Inc.	9,940	109,241
Big 5 Sporting Goods Corp.	1,350	16,133
Biglari Holdings, Inc.(a)	236	103,189
Cabela’s, Inc.(a)	6,900	176,226
Cato Corp.	1,300	33,163
Chico’s FAS, Inc.	13,470	197,066

	Shares	Value
Children’s Place Retail Stores, Inc.(a)	1,020	$54,233
Christopher & Banks Corp.	13,990	86,039
Coldwater Creek, Inc.(a)	14,390	43,890
Collective Brands, Inc.(a)	8,140	170,940
Dick’s Sporting Goods, Inc.(a)	5,870	240,259
Dollar Tree, Inc.(a)	5,945	341,837
Finish Line, Inc., Class A	2,367	50,867
Foot Locker, Inc.	7,690	165,489
Genesco, Inc.(a)	950	38,361
Group 1 Automotive, Inc.	3,680	158,387
Guess?, Inc.	6,140	263,959
Haverty Furniture Cos., Inc.	5,160	67,596
Hibbett Sports, Inc.(a)	3,490	131,852
Hot Topic, Inc.	14,920	100,113
Jos. A. Bank Clothiers, Inc.(a)	4,263	223,466
Kirkland’s, Inc.(a)	9,050	136,565
Lithia Motors, Inc., Class A	8,620	156,798
Men’s Wearhouse, Inc.	2,070	57,732
Midas Group, Inc.(a)	600	4,362
Movado Group, Inc.	980	16,356
Office Depot, Inc.(a)	11,140	48,013
OfficeMax, Inc.(a)	6,380	63,545
PETsMart, Inc.	6,540	275,792
Rent-A-Center, Inc.	3,970	120,887
Sonic Automotive, Inc., Class A	8,500	119,850
Stage Stores, Inc.	5,592	107,702
Stein Mart, Inc.	7,890	85,843
The Pep Boys – Manny, Moe & Jack	7,200	98,640
Tractor Supply Co.	4,290	265,422
Vitamin Shoppe, Inc.(a)	630	24,583
Williams-Sonoma, Inc.	5,830	253,080
Zale Corp.(a)	17,560	64,621
Zumiez, Inc.(a)	5,030	141,393
		5,897,902
TEXTILES APPAREL & LUXURY GOODS (3.0%)
Brown Shoe Co., Inc.	7,295	92,282
Carter’s, Inc.(a)	3,600	111,312
Crocs, Inc.(a)	11,970	240,717
Deckers Outdoor Corp.(a)	3,150	267,309
Fossil, Inc.(a)	3,220	308,412
Hanesbrands, Inc.(a)	3,720	120,937
Iconix Brand Group, Inc.(a)	9,540	233,635
K-Swiss, Inc., Class A(a)	1,650	20,312
Liz Claiborne, Inc.(a)	5,080	31,953
Maidenform Brands, Inc.(a)	4,490	142,153
Oxford Industries, Inc.	480	16,488
Perry Ellis International, Inc.(a)	350	9,863
Phillips-Van Heusen Corp.	4,010	282,344
Quiksilver, Inc.(a)	19,050	82,868
Skechers U.S.A., Inc., Class A(a)	2,960	56,388
Steven Madden Ltd.(a)	3,290	174,863
The Buckle, Inc.	4,075	185,372
The Timberland Co., Class A(a)	1,460	65,977
The Warnaco Group, Inc.(a)	3,160	203,378
True Religion Apparel, Inc.(a)	6,110	184,644

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Under Armour, Inc., Class A(a)	2,970	$203,326
UniFirst Corp.	520	26,915
Volcom, Inc.	3,780	74,579
Wolverine World Wide, Inc.	1,900	75,392
		3,211,419
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	6,740	97,528
Bank Mutual Corp.	14,270	58,364
Brookline Bancorp, Inc.	4,000	36,880
Dime Community Bancshares, Inc.	1,490	23,035
First Niagara Financial Group, Inc.	9,771	140,700
New York Community Bancorp, Inc.	17,090	283,694
TrustCo Bank Corp. NY	3,990	23,940
Washington Federal, Inc.	7,000	112,630
Webster Financial Corp.	4,200	90,384
		867,155
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	1,890	79,890
Kaman Corp., Class A	940	34,968
Lawson Products, Inc.	1,960	43,179
MSC Industrial Direct Co., Inc., Class A	1,670	119,556
United Rentals, Inc.(a)	2,260	66,489
Watsco, Inc.	990	70,181
		414,263
WATER UTILITIES (0.2%)
American States Water Co.	750	26,183

	Shares	Value
Aqua America, Inc.	4,810	$108,465
Calgon Carbon Corp.(a)	2,170	37,237
		171,885
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	4,760	60,738
Neutral Tandem, Inc.(a)	7,000	107,030
NTELOS Holdings Corp.	1,500	29,595
Telephone & Data Systems, Inc.	4,950	166,122
USA Mobility, Inc.	1,190	18,385
		381,870
TOTAL COMMON STOCKS		108,473,866
MONEY MARKET FUNDS (0.3%)
AIM Short-Term Prime Money Market, 0.10%(b)	21,148	21,148
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	309,836	309,836
TOTAL MONEY MARKET FUNDS		330,984
TOTAL INVESTMENTS (COST $83,532,699) 100.1%		108,804,850
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(86,185)
NET ASSETS 100.0%		$108,718,665
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2011.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2011 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.1%
Canada	17.8
Brazil	9.4
Japan	8.9
Germany	4.2
Spain	3.7
Australia	3.7
Netherlands	3.4
France	3.4
Switzerland	3.2
Taiwan	3.1
Hong Kong	2.8
Republic of Korea (South)	2.5
Mexico	2.6
United States	1.7
China	1.7
Italy	1.5
India	1.3
Chile	1.3
South Africa	0.9
Sweden	0.7
Ireland (Republic of)	0.4
Finland	0.5
Norway	0.4
Cayman Islands	0.4
Belgium	0.4
Peru	0.2
Portugal	0.2
Indonesia	0.1
Luxembourg	0.1
Russian Federation	0.1
Bermuda	0.1
Greece	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	2,930	$95,166
AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	5,960	166,523
Ryanair Holdings PLC, Sponsored ADR	4,940	150,571
		317,094
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	2,500	128,125
AUTOMOBILES (2.5%)
Honda Motor Co., Ltd., Sponsored ADR	21,850	837,947
Tata Motors Ltd., Sponsored ADR	3,640	99,882
Toyota Motor Corp., Sponsored ADR	18,830	1,500,374
		2,438,203
CAPITAL MARKETS (2.8%)
Credit Suisse Group, Sponsored ADR	14,310	650,962
Deutsche Bank AG, Registered Shares	12,660	826,951
Nomura Holdings, Inc., Sponsored ADR	46,630	237,813
UBS AG, Registered Shares(a)	50,513	1,010,260
		2,725,986
CHEMICALS (1.6%)
Agrium, Inc.	2,260	204,372
Potash Corp. of Saskatchewan, Inc.	11,415	643,578
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,530	93,376
Syngenta AG, Sponsored ADR	8,940	632,415
		1,573,741
COMMERCIAL BANKS (18.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	56,940	729,401
Banco Bradesco SA, Sponsored ADR	51,630	1,044,475
Banco de Chile, Sponsored ADR	1,984	176,874
Banco Santander Brasil SA, Sponsored ADR	6,120	71,053
Banco Santander Central Hispano SA, Sponsored ADR	109,240	1,354,576
Banco Santander Chile SA, Sponsored ADR	1,290	118,151
Bank of Montreal	9,240	606,421
Bank of Nova Scotia	16,700	1,019,368
Barclays PLC, Sponsored ADR	39,240	747,522
Canadian Imperial Bank of Commerce	6,480	560,002
Credicorp Ltd.	1,050	101,346
HDFC Bank Ltd., Sponsored ADR	1,710	294,291
HSBC Holdings PLC, Sponsored ADR	48,820	2,659,225
ICICI Bank Ltd., Sponsored ADR	5,370	270,648
Itau Unibanco Banco Multiplo SA, Sponsored ADR	58,777	1,395,954
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	538,168
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	942,886
Mizuho Financial Group, Inc., Sponsored ADR	147,470	470,429
National Bank of Greece SA, Sponsored ADR	29,506	46,915

	Shares	Value
Royal Bank of Canada	21,360	$1,344,826
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	127,475
Shinhan Financial Group Co., Ltd., Sponsored ADR	6,660	646,153
The Toronto – Dominion Bank	13,680	1,185,098
Westpac Banking Corp., Sponsored ADR	9,140	1,254,374
		17,705,631
COMMUNICATIONS EQUIPMENT (1.7%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	173,506
Nokia Oyj, Sponsored ADR	50,720	468,146
Research In Motion Ltd.(a)	6,280	305,522
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	682,784
		1,629,958
CONSTRUCTION MATERIALS (0.4%)
Cemex SA de CV, Sponsored ADR(a)	21,989	190,865
CRH PLC, Sponsored ADR	8,650	215,817
		406,682
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR(a)	3,050	149,968
DIVERSIFIED CONSUMER SERVICES (0.9%)
Baidu, Inc., Sponsored ADR(a)	1,830	271,792
Ctrip.com International Ltd., Sponsored ADR(a)	2,210	107,671
Reed Elsevier NV, Sponsored ADR	7,973	209,690
Reed Elsevier PLC, Sponsored ADR	7,377	262,326
		851,479
DIVERSIFIED FINANCIAL SERVICES (1.8%)
ING Groep NV, Sponsored ADR(a)	48,550	640,375
KB Financial Group, Inc., Sponsored ADR	10,570	563,275
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	89,000	555,360
		1,759,010
DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)
BCE, Inc.	17,675	661,575
BT Group PLC, Sponsored ADR	12,180	402,671
China Unicom Ltd., Sponsored ADR	14,675	300,250
France Telecom SA, Sponsored ADR	31,680	742,579
Nippon Telegraph & Telephone Corp., Sponsored ADR	30,290	701,213
Portugal Telecom SGPS SA, Sponsored ADR	15,030	184,719
PT Telekomunikasi Indonesia, Sponsored ADR	4,090	147,813
Tele Norte Leste Participacoes SA, Sponsored ADR	4,120	70,246
Telecom Italia S.p.A., Sponsored ADR	13,160	197,795
Telefonica SA, Sponsored ADR	56,930	1,534,833
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	176,155
Telus Corp.	6,540	328,112
		5,447,961

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.1%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	$142,717
Companhia Energetica de Minas Gervais, Sponsored ADR	18,827	392,919
Enersis SA, Sponsored ADR	12,810	273,622
Korea Electric Power Corp., Sponsored ADR(a)	19,670	238,007
		1,047,265
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR(a)	30,690	843,668
NIDEC Corp., Sponsored ADR	6,940	151,639
		995,307
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR(a)	18,611	150,749
Hitachi Ltd., Sponsored ADR	6,660	362,704
Kyocera Corp., Sponsored ADR	3,530	387,982
LG Display Co., Ltd., Sponsored ADR	4,640	82,685
Panasonic Corp., Sponsored ADR	28,460	349,773
		1,333,893
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,800	142,212
FOOD & STAPLES RETAILING (0.7%)
Delhaize Group, Sponsored ADR	4,000	343,440
Tim Hortons, Inc.	6,410	311,718
		655,158
FOOD PRODUCTS (2.1%)
BRF-Brasil Foods SA, Sponsored ADR	12,460	258,047
Unilever NV, NY Shares	30,530	1,007,490
Unilever PLC, Sponsored ADR	25,294	823,825
		2,089,362
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	11,740	250,884
Smith & Nephew PLC, Sponsored ADR	5,500	304,810
		555,694
HEALTH CARE PROVIDERS & SERVICES (1.2%)
Fresenius Medical Care AG & Co., Sponsored ADR	7,330	575,918
Shire PLC, Sponsored ADR	6,520	607,729
		1,183,647
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR	2,900	63,945
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	17,270	509,292
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	5,420	149,429

	Shares	Value
Empresa Nacional de Electricidad SA, Sponsored ADR	6,560	$369,853
		519,282
INDUSTRIAL CONGLOMERATES (1.8%)
Siemens AG, Sponsored ADR	12,130	1,770,252
INSURANCE (2.5%)
Aegon NV, NY Shares(a)	13,680	108,893
Aviva PLC, Sponsored ADR	19,800	300,168
China Life Insurance Co., Ltd., Sponsored ADR	15,240	818,236
Manulife Financial Corp.	24,050	432,178
Prudential PLC, Sponsored ADR	18,310	473,130
Sun Life Financial, Inc.	9,910	324,652
		2,457,257
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	2,640	125,532
MARINE (0.1%)
Carnival PLC, Sponsored ADR	3,360	134,366
MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR(a)	14,960	354,851
Pearson PLC, Sponsored ADR	14,670	279,464
Shaw Communications, Inc., Class B	8,430	178,379
Thomson Reuters Corp.	10,328	417,974
WPP PLC, Sponsored ADR	4,700	306,863
		1,537,531
METALS & MINING (13.1%)
Agnico-Eagle Mines Ltd.	2,920	203,174
AngloGold Ashanti Ltd., Sponsored ADR	6,880	350,743
ArcelorMittal, NY Shares	12,090	448,176
Barrick Gold Corp.	15,220	776,372
BHP Billiton Ltd., Sponsored ADR	23,020	2,330,545
BHP Billiton PLC, Sponsored ADR	14,880	1,252,599
Cameco Corp.	5,200	153,296
Companhia Siderurgica Nacional SA, Sponsored ADR	19,700	313,821
Compania de Minas Buenaventura SA, Sponsored ADR	5,300	220,851
Eldorado Gold Corp.	9,050	168,149
Gerdau SA, Sponsored ADR	14,640	176,851
Gold Fields Ltd., Sponsored ADR	9,910	176,794
Goldcorp, Inc.	12,577	702,174
IAMGOLD Corp.	5,720	118,690
Kinross Gold Corp.	16,160	255,974
POSCO, Sponsored ADR	7,850	865,855
Rio Tinto PLC, Sponsored ADR	20,482	1,499,487
Southern Copper Corp.	1,660	62,184
Teck Resources Ltd.	6,183	335,428
Vale SA, Sponsored ADR	58,570	1,751,243
Vale SA, Sponsored Preferred ADR	15,540	519,036
Yamana Gold, Inc.	12,420	157,858
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	1,630	63,635
		12,902,935

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	16,440	$843,865
Transalta Corp.	14,410	320,623
Veoilia Environnement, Sponsored ADR	9,110	305,458
		1,469,946
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR	17,210	811,796
OIL, GAS & CONSUMABLE FUELS (19.8%)
BP PLC, Sponsored ADR	41,830	1,930,036
Canadian Natural Resources Ltd.	14,120	663,075
Cenovus Energy, Inc.	10,010	384,384
China Petroleum & Chemical Corp., Sponsored ADR	4,780	481,681
CNOOC Ltd., Sponsored ADR	4,271	1,065,401
Ecopetrol SA, Sponsored ADR	2,380	104,411
Enbridge, Inc.	11,050	716,372
EnCana Corp.	9,880	331,178
Enerplus Corp.	2,260	73,021
ENI S.p.A., Sponsored ADR	21,370	1,148,424
Imperial Oil Ltd.	5,180	273,815
Nexen, Inc.	5,630	148,801
Penn West Petroleum Ltd.	5,740	147,001
PetroChina Co., Ltd., Sponsored ADR	6,000	873,480
Petroleo Brasileiro SA, Sponsored ADR	57,890	1,931,789
Petroleo Brasileiro SA, Sponsored ADR	21,840	815,287
Royal Dutch Shell PLC, Class B, Sponsored ADR	19,420	1,521,751
Royal Dutch Shell PLC, Sponsored ADR	24,180	1,873,466
Sasol Ltd., Sponsored ADR	7,060	408,209
Statoil ASA, Sponsored ADR	15,307	448,648
Suncor Energy, Inc.	20,798	957,540
Talisman Energy, Inc.	12,700	306,070
Total SA, Sponsored ADR	33,800	2,170,974
TransCanada Corp.	18,250	783,655
		19,558,469
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR	550	8,883
PHARMACEUTICALS (0.1%)
Elan Corp. PLC, Sponsored ADR(a)	16,830	136,323
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	7,532	253,226
ROAD & RAIL (0.9%)
Canadian National Railway Co.	8,230	637,249
Canadian Pacific Railway Ltd.	3,510	232,502
		869,751
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
ADVANTEST Corp., Sponsored ADR	1,225	24,341

	Shares	Value
ARM Holdings PLC, Sponsored ADR	4,800	$151,008
ASML Holding NV, NY Shares	5,605	234,065
STMicroelectronics NV, NY Shares	6,060	71,993
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,898	1,753,623
United Microelectronics Corp., Sponsored ADR	22,009	62,505
		2,297,535
SOFTWARE (1.6%)
Infosys Technologies Ltd., Sponsored ADR	8,270	539,039
SAP AG, Sponsored ADR	14,510	936,330
Wipro Ltd., Sponsored ADR	9,350	128,749
		1,604,118
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	940	34,940
Luxottica Group S.p.A., Sponsored ADR	2,790	92,600
		127,540
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR	1,374	488,113
WIRELESS TELECOMMUNICATION SERVICES (7.1%)
America Movil SA, Sponsored ADR, Series L	30,070	1,720,004
China Mobile Ltd., Sponsored ADR	30,460	1,403,901
China Telecom Corp. Ltd., Sponsored ADR	2,620	152,877
Chunghwa Telecom Co., Ltd., Sponsored ADR	10,745	339,005
Mobile TeleSystems, Sponsored ADR	5,935	125,525
NTT DoCoMo, Inc., Sponsored ADR	30,350	561,779
Rogers Communications, Inc., Class B	9,370	354,467
SK Telecom Co., Ltd., Sponsored ADR	6,210	117,866
Vivo Participacoes SA, Sponsored ADR	1,960	81,948
Vodafone Group PLC, Sponsored ADR	72,193	2,102,260
		6,959,632
TOTAL COMMON STOCKS		97,837,266
MONEY MARKET FUND (0.5%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	552,559	552,559
TOTAL MONEY MARKET FUND		552,559
TOTAL INVESTMENTS (COST $88,483,018) 99.8%		98,389,825
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		165,196
NET ASSETS 100.0%		$98,555,021
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2011.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — APRIL 30, 2011 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	30.7%
U.S. Government Agencies	18.9
U.S. Treasury Obligations	12.2
Money Market Fund	6.6
Commercial Banks	5.5
Insurance	4.7
Food Products	4.1
Capital Markets	3.0
Diversified Financial Services	2.3
Financial Services	2.0
Electronic Equipment & Instruments	1.8
Computers & Peripherals	1.8
Consumer Staples	1.5
Mortgage Backed Securities – Religious Organizations	1.4
Diversified Consumer Services	1.2
Mortgage Backed Securities – Financial Services	1.0
Municipal Bond	1.0
Electric Utilities	0.9
Oil & Gas – Integrated	0.8
Chemicals	0.7
Brokerage Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Utilities-Telecommunications	0.4
Total Investments	103.4%
*	Percentages indicated are based on net assets as of April 30, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (34.0%)
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$754,070
CAPITAL MARKETS (3.0%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,713,196
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,511,081
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,099,371
		4,323,648
CHEMICALS (0.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,062,627
COMMERCIAL BANKS (5.5%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,082,070
Bank One Corp., 5.25%, 1/30/13	500,000	531,620
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,566,907
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	1,990,826
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100(a)	1,150,000	1,125,987
National City Corp., 4.90%, 1/15/15	1,000,000	1,088,589
Wells Fargo & Co., 4.95%, 10/16/13	500,000	537,070
		7,923,069
COMPUTERS & PERIPHERALS (1.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	520,093
Dell, Inc., 4.70%, 4/15/13	900,000	960,168
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,066,402
		2,546,663
CONSUMER STAPLES (1.5%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,100,617
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,004,028
		2,104,645
DIVERSIFIED CONSUMER SERVICES (1.2%)
eBay, Inc., 3.25%, 10/15/20, Callable 7/15/20 @ 100	1,500,000	1,390,772
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	424,108
		1,814,880
DIVERSIFIED FINANCIAL SERVICES (2.3%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,285,165
Citigroup, Inc., 4.88%, 5/7/15	500,000	524,635
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,560,244
		3,370,044
ELECTRIC UTILITIES (0.9%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,280,724
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Eaton Corp., 4.90%, 5/15/13	500,000	536,497
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	916,179
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,130,980
		2,583,656

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (2.0%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$858,163
Boeing Capital Corp., 5.80%, 1/15/13	500,000	541,184
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,090,504
SLM Corp., Series A, 5.00%, 6/15/18, Callable 6/15/11 @ 100	500,000	474,770
		2,964,621
FOOD PRODUCTS (4.1%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,590,821
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,626,364
McDonald's Corp., 5.30%, 3/15/17	1,000,000	1,131,149
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,519,532
		5,867,866
INSURANCE (4.7%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,467,103
Allstate Corp., 5.00%, 8/15/14	500,000	551,201
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,095,892
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	952,133
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,616,031
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,073,248
		6,755,608
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (1.0%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35(a)	1,000,000	989,440
Wells Fargo Mortgage Backed Securities, 4.42%, 10/25/33(a)	517,249	527,546
		1,516,986
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (1.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 9/15/11 @ 100	83,000	83,093
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 9/15/11 @ 100	57,000	57,479
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 9/15/11 @ 100	89,000	89,890
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 9/15/11 @ 100	73,000	73,707
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 9/15/11 @ 100	106,000	106,869
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 9/15/11 @ 100	63,000	63,373
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 9/15/11 @ 100	90,000	90,720
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 9/15/11 @ 100	63,000	63,049
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 7/21/11 @ 100(d)	152,000	72,832
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 7/21/11 @ 100(d)	101,000	48,442
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 7/21/11 @ 100(d)	203,000	97,418
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 7/21/11 @ 100(d)	212,000	101,836
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 7/21/11 @ 100(d)	46,000	21,952
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 7/21/11 @ 100(d)	86,000	41,148
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 10/12/11 @ 100	29,000	26,715
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 10/12/11 @ 100	71,000	65,250
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 10/12/11 @ 100	74,000	67,922
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 10/12/11 @ 100	87,000	80,184
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 10/12/11 @ 100	90,000	83,027
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 10/12/11 @ 100	23,000	21,160
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 10/12/11 @ 100	121,000	110,138
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 6/21/11 @ 100(d)	44,000	29,951
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 6/21/11 @ 100(d)	111,000	75,908
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 6/21/11 @ 100(d)	147,000	100,583
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 6/21/11 @ 100(d)	152,000	104,150

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 6/21/11 @ 100(d)	$158,000	$107,986
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 6/21/11 @ 100(d)	165,000	111,618
		1,996,400
OIL & GAS – INTEGRATED (0.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	549,848
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	594,962
		1,144,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	596,482
UTILITIES-TELECOMMUNICATIONS (0.4%)
Verizon New England, Inc., 4.75%, 10/1/13	500,000	533,712
TOTAL CORPORATE BONDS		49,140,511
U.S. GOVERNMENT AGENCIES (18.9%)
Federal Farm Credit Bank (5.0%)
1.75%, 2/21/13	2,000,000	2,037,254
2.13%, 6/18/12	500,000	509,752
2.63%, 4/17/14	2,000,000	2,085,764
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,123,874
5.05%, 8/1/18	300,000	340,371
		7,097,015
Federal Home Loan Bank (3.0%)
1.63%, 6/14/13	2,000,000	2,036,720
4.75%, 6/8/18	2,000,000	2,234,190
		4,270,910
Federal Home Loan Mortgage Corp. (2.5%)
1.15%, 8/23/13, Callable 5/23/11 @ 100	2,500,000	2,501,115
5.40%, 3/17/21, Callable 3/17/16 @ 100	500,000	556,133
5.50%, 3/1/23	590,066	639,061
		3,696,309
Federal National Mortgage Assoc. (8.4%)
1.63%, 10/26/15	3,500,000	3,455,602
2.02%, 8/20/13, Callable 5/20/11 @ 100	2,000,000	2,001,410
2.38%, 4/11/16	2,000,000	2,023,062
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,503,191
4.25%, 2/25/13	1,000,000	1,065,520
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,202,204
		12,250,989
TOTAL U.S. GOVERNMENT AGENCIES
		27,315,223
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (30.7%)
Federal Home Loan Mortgage Corp. (7.0%)
2.47%, 1/1/35(a)	476,124	498,066
4.00%, 12/15/25	2,500,000	2,414,215
5.00%, 7/15/19	722,887	779,048
5.00%, 11/1/37	823,907	863,118
5.13%, 3/1/35(a)	1,758,237	1,865,893

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SELECT BOND FUND

	Principal Amount	Value
5.50%, 4/1/30	$586,395	$633,932
5.65%, 5/1/36(a)	747,072	795,885
6.00%, 9/1/34	673,524	741,936
6.00%, 8/1/36	103,428	113,825
6.00%, 3/1/38	545,965	596,814
6.01%, 10/1/37(a)	807,726	860,176
		10,162,908
Federal National Mortgage Assoc. (13.9%)
0.63%, 11/25/36(a)	1,305,049	1,309,362
2.10%, 7/1/34(a)	119,182	124,144
2.55%, 7/1/35(a)	2,553,677	2,671,336
4.75%, 3/1/35(a)	162,860	168,687
5.00%, 10/1/24	374,574	401,111
5.00%, 1/1/30	738,988	782,241
5.00%, 1/1/35	1,033,994	1,094,512
5.34%, 3/1/39(a)	1,225,929	1,308,450
5.50%, 12/1/34	761,841	823,601
5.50%, 2/1/35	34,153	36,953
5.50%, 5/1/36	1,101,705	1,191,016
5.50%, 8/1/36	290,145	313,666
5.50%, 9/1/36	287,444	307,513
5.50%, 12/1/36	1,593,442	1,719,132
5.50%, 9/1/37	1,385,797	1,498,140
5.55%, 5/1/36(a)	567,687	591,743
5.77%, 10/1/36(a)	484,384	520,424
5.98%, 8/1/36(a)	491,324	518,603
6.00%, 3/1/36	918,239	998,595
6.00%, 6/1/36	1,913,311	2,080,747
6.00%, 9/1/36	567,692	621,274
6.00%, 5/1/37	346,555	379,265
6.50%, 2/1/36	447,983	505,245
		19,965,760
Government National Mortgage Assoc. (9.8%)
4.25%, 10/20/38	1,857,614	1,962,887
4.50%, 8/20/38	1,301,793	1,362,117
4.50%, 5/20/39	3,599,983	3,791,232
4.50%, 6/15/40	2,706,292	2,835,929
5.00%, 5/20/40	1,897,591	2,014,390
5.50%, 12/20/38	446,786	479,995
5.50%, 1/20/39(a)	598,950	641,016
6.00%, 1/15/26	1,407	1,558
6.00%, 12/15/28	1,132	1,263
6.00%, 3/15/29	1,439	1,606
6.00%, 11/15/31	1,709	1,908
6.00%, 6/15/37	310,455	343,427
6.00%, 10/15/37	363,692	402,309
6.50%, 10/20/38	468,064	501,196
		14,340,833
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		44,469,501

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (12.2%)
U.S. Treasury Notes (12.2%)
2.00%, 4/30/16	$3,000,000	$3,004,440
2.13%, 5/31/15	3,000,000	3,067,260
2.25%, 5/31/14	3,000,000	3,107,343
3.13%, 5/15/19	3,000,000	3,042,186
3.50%, 2/15/18	2,000,000	2,112,344
4.25%, 11/15/13	3,000,000	3,261,564
		17,595,137
TOTAL U.S. TREASURY OBLIGATIONS		17,595,137
MUNICIPAL BOND (1.0%)
KENTUCKY (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue, 3.17%, 4/1/18	1,500,000	1,475,805
TOTAL MUNICIPAL BOND		1,475,805
MONEY MARKET FUND (6.6%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	9,498,005	9,498,005
TOTAL MONEY MARKET FUND		9,498,005
TOTAL INVESTMENTS (COST $145,738,543) 103.4%		149,494,182
LIABILITIES IN EXCESS OF OTHER ASSETS (3.4)%		(4,893,439)
NET ASSETS 100.0%		$144,600,743
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2011.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents non-income producing security; defaulted bond.
LLC	Limited Liability Co.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - April 30, 2011 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	13.7%
Commercial Banks	11.0
Diversified Telecommunication Services	6.4
Media	6.0
Semiconductors & Semiconductor Equipment	5.5
Real Estate Investment Trust	4.5
Food Products	4.2
Aerospace & Defense	4.1
Pharmaceuticals	3.6
Food & Staples Retailing	3.1
Commercial Services & Supplies	2.8
Software	2.8
Distributors	2.7
Hotels, Restaurants & Leisure	2.5
Leisure Equipment & Products	2.5
Electrical Equipment	2.4
Computers & Peripherals	2.4
IT Services	2.0
Road & Rail	1.7
Chemicals	1.7
Electric Utilities	1.6
Gas Utilities	1.6
Thrifts & Mortgage Finance	1.5
Trading Companies & Distributors	1.5
Beverages	1.4
Metals & Mining	1.3
Textiles Apparel & Luxury Goods	1.3
Health Care Equipment & Supplies	1.1
Life Sciences Tools and Services	1.0
Household Products	1.0
Multi-Utilities	0.6
Money Market Funds	0.4
Total Investments	99.9%
*	Percentages indicated are based on net assets as of April 30, 2011.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (4.1%)
Huntington Ingalls Industries, Inc.(a)	5,183	$207,320
Lockheed Martin Corp.	13,010	1,031,043
Northrop Grumman Corp.	31,100	1,978,271
Raytheon Co.	29,110	1,413,290
		4,629,924
BEVERAGES (1.4%)
Coca-Cola Co.	23,890	1,611,619
CHEMICALS (1.7%)
Sensient Technologies Corp.	50,940	1,930,117
COMMERCIAL BANKS (11.0%)
Banco de Chile, Sponsored ADR	38,698	3,449,927
Banco Santander Central Hispano SA, Sponsored ADR	132,000	1,636,800
Bank of Nova Scotia	55,290	3,374,901
Cullen/Frost Bankers, Inc.	22,790	1,350,080
First Financial Bankshares, Inc.	20,790	1,152,182
Tompkins Financial Corp.	40,150	1,635,711
		12,599,601
COMMERCIAL SERVICES & SUPPLIES (2.8%)
Landauer, Inc.	19,060	1,146,840
Pitney Bowes, Inc.	84,460	2,074,338
		3,221,178
COMPUTERS & PERIPHERALS (2.4%)
International Business Machines Corp.	15,980	2,725,868
DISTRIBUTORS (2.7%)
Genuine Parts Co.	56,610	3,039,957
DIVERSIFIED TELECOMMUNICATION SERVICES (6.4%)
AT&T, Inc.	50,000	1,556,000
CenturyLink, Inc.	25,690	1,047,638
Telefonica SA, Sponsored ADR	128,450	3,463,012
Telus Corp.	23,930	1,200,568
		7,267,218
ELECTRIC UTILITIES (1.6%)
Progress Energy, Inc.	38,650	1,833,943
ELECTRICAL EQUIPMENT (2.4%)
Hubbell, Inc., Class B	39,920	2,794,001
FOOD & STAPLES RETAILING (3.1%)
Delhaize Group, Sponsored ADR	19,540	1,677,705
SYSCO Corp.	66,430	1,920,491
		3,598,196
FOOD PRODUCTS (4.2%)
Campbell Soup Co.	43,090	1,447,393
ConAgra Foods, Inc.	49,800	1,217,610
Unilever NV, NY Shares	64,720	2,135,760
		4,800,763

	Shares	Value
GAS UTILITIES (1.6%)
AGL Resources, Inc.	43,130	$1,790,326
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Baxter International, Inc.	21,960	1,249,524
HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald's Corp.	36,050	2,823,075
HOUSEHOLD PRODUCTS (1.0%)
Kimberly-Clark Corp.	17,510	1,156,711
IT SERVICES (2.0%)
Automatic Data Processing, Inc.	42,660	2,318,571
LEISURE EQUIPMENT & PRODUCTS (2.5%)
Mattel, Inc.	105,070	2,807,470
LIFE SCIENCES TOOLS AND SERVICES (1.0%)
Pharmaceutical Product Development, Inc.	38,960	1,201,916
MEDIA (6.0%)
Pearson PLC, Sponsored ADR	155,070	2,954,083
Shaw Communications, Inc., Class B	97,980	2,073,257
WPP PLC, Sponsored ADR	27,820	1,816,368
		6,843,708
METALS & MINING (1.3%)
BHP Billiton Ltd., Sponsored ADR	14,950	1,513,538
MULTI-UTILITIES (0.6%)
SCANA Corp.	15,630	648,958
OIL, GAS & CONSUMABLE FUELS (13.7%)
Chevron Corp.	21,240	2,324,505
CNOOC Ltd., Sponsored ADR	14,802	3,692,359
Enbridge, Inc.	30,660	1,987,688
Royal Dutch Shell PLC, Class B, Sponsored ADR	38,720	3,034,099
Total SA, Sponsored ADR	34,730	2,230,708
TransCanada Corp.	54,620	2,345,383
		15,614,742
PHARMACEUTICALS (3.6%)
Abbott Laboratories	44,740	2,328,270
Eli Lilly & Co.	47,630	1,762,786
		4,091,056
REAL ESTATE INVESTMENT TRUST (4.5%)
OMEGA Healthcare Investors, Inc.	78,180	1,795,013
Public Storage, Inc.	17,000	1,994,270
Senior Housing Properties Trust	55,240	1,310,293
		5,099,576
ROAD & RAIL (1.7%)
Canadian National Railway Co.	25,750	1,993,822

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2011

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Intel Corp.	105,420	$2,444,690
Linear Technology Corp.	33,370	1,161,276
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	201,110	2,714,985
		6,320,951
SOFTWARE (2.8%)
Blackbaud, Inc.	38,000	1,051,080
Microsoft Corp.	83,400	2,170,068
		3,221,148
TEXTILES APPAREL & LUXURY GOODS (1.3%)
VF Corp.	14,630	1,471,193
THRIFTS & MORTGAGE FINANCE (1.5%)
Hudson City Bancorp, Inc.	176,970	1,686,524
TRADING COMPANY & DISTRIBUTORS (1.5%)
Kaman Corp., Class A	44,600	1,659,120
TOTAL COMMON STOCKS		113,564,314

	Shares	Value
MONEY MARKET FUND (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	467,321	$467,321
TOTAL MONEY MARKET FUND		467,321
TOTAL INVESTMENTS (COST $95,565,278) 99.9%		114,031,635
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		117,542
NET ASSETS 100.0%		$114,149,177
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2011.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2011

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $147,172,088, $83,532,699, $88,483,018, $145,738,543 and $95,565,278, respectively)	$176,624,483	$108,804,850	$98,389,825	$149,494,182	$114,031,635
Cash	12,557	44,723	7,027	—	20,591
Receivable for capital shares issued	319	1,000	211	667	—
Receivable for investments sold	—	28,179	24,127	68,180	—
Interest and dividend receivable	145,247	36,776	271,880	1,006,110	239,315
Reclaims receivable	—	—	3,565	—	—
Prepaid expenses and other assets	10,650	13,348	12,774	9,719	14,018
Total assets	176,793,256	108,928,876	98,709,409	150,578,858	114,305,559
Liabilities:
Payable to custodian	—	—	—	32,983	—
Payable for investments purchased	—	—	—	5,830,658	—
Payable for capital shares redeemed	216,882	114,491	83,113	12,010	81,761
Investment advisory fees	21,233	13,146	23,825	29,429	27,540
Consulting fees	10,871	6,731	6,103	9,039	7,043
Compliance service fees	3,539	2,191	1,985	2,943	2,295
Administration fees	9,265	5,737	5,205	7,703	6,000
Distribution fees – Individual Class	4,079	9,742	2,227	3,028	2,076
Administrative services fee – Individual Class	4,288	18,515	2,369	1,964	2,388
Fund accounting fees	1,969	1,210	1,129	1,605	1,276
Transfer agent fees	9,292	12,728	5,184	9,374	3,886
Custodian fees	3,975	2,361	2,289	3,537	2,258
Other accrued liabilities	35,327	23,359	20,959	33,842	19,859
Total liabilities	320,720	210,211	154,388	5,978,115	156,382
Net Assets	$176,472,536	$108,718,665	$98,555,021	$144,600,743	$114,149,177
Composition of Net Assets:
Capital (par value and paid-in surplus)	$154,981,613	$83,239,776	$101,211,198	$142,978,315	$111,247,972
Accumulated undistributed net investment income/(loss)	108,311	—	210,579	431,785	246,571
Accumulated net realized gain/(loss) on investment transactions	(8,069,783)	206,738	(12,773,563)	(2,564,996)	(15,811,723)
Unrealized appreciation on investments	29,452,395	25,272,151	9,906,807	3,755,639	18,466,357
Net Assets	$176,472,536	$108,718,665	$98,555,021	$144,600,743	$114,149,177
Individual Class
Net Assets	$20,393,516	$48,337,373	$11,021,330	$14,754,884	$10,354,701
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	717,184	3,500,408	441,544	585,412	419,024
Net asset value, offering and redemption price per share	$28.44	$13.81	$24.96	$25.20	$24.71
Institutional Class
Net Assets	$156,079,020	$60,381,292	$87,533,691	$129,845,859	$103,794,476
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,512,029	4,340,937	3,499,596	5,176,372	4,196,229
Net asset value, offering and redemption price per share	$28.32	$13.91	$25.01	$25.08	$24.74

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2011

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$4,833,263	$—
Dividend (net of foreign withholding tax of $0, $0, $167,449, $0 and $102,359, respectively)	2,544,144	1,039,892	2,876,954	2,108	2,996,267
Total investment income	2,544,144	1,039,892	2,876,954	4,835,371	2,996,267
Expenses:
Investment advisory fees	237,554	149,913	305,653	343,855	271,447
Consulting fees	124,227	78,398	80,025	107,954	70,939
Compliance service fees	39,591	24,983	25,471	34,384	22,620
Administration fees	107,632	67,925	69,433	93,599	61,442
Distribution fees – Individual Class	45,060	103,764	24,684	36,303	23,845
Administrative services fees – Individual Class	18,024	4,535	9,873	14,521	9,538
Fund accounting fees	125,110	97,232	80,042	115,693	68,613
Transfer agent fees	55,705	82,449	33,765	50,771	22,817
Custodian fees	22,692	14,478	15,125	19,209	12,406
Directors' fees	27,622	17,949	19,998	22,574	14,692
Miscellaneous fees	117,914	85,874	82,686	100,932	75,643
Total expenses	921,131	727,500	746,755	939,795	654,002
Net investment income	1,623,013	312,392	2,130,199	3,895,576	2,342,265
Realized and unrealized gain/(loss) from investments and foreign currency:
Net realized gain/(loss) from investment transactions	7,774,965	9,215,265	(8,025,837)	(409,292)	1,593,612
Net change in unrealized appreciation on investments	20,441,478	12,074,029	21,802,841	1,582,541	11,650,461
Net realized and unrealized gain on investments	28,216,443	21,289,294	13,777,004	1,173,249	13,244,073
Change in net assets resulting from operations	$29,839,456	$21,601,686	$15,907,203	$5,068,825	$15,586,338

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Change in net assets from operations:
Net investment income	$1,623,013	$1,689,513
Net realized gain/(loss) on investment transactions	7,774,965	(1,791,400)
Net change in unrealized appreciation on investments	20,441,478	49,598,414
Change in net assets resulting from operations	29,839,456	49,496,527
Distributions to shareholders from:
Net investment income
Individual Class	(137,738)	(149,850)
Institutional Class	(1,559,229)	(1,462,706)
Change in net assets from shareholder distributions	(1,696,967)	(1,612,556)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,980,284	6,862,568
Dividends reinvested	137,681	149,818
Cost of shares redeemed	(4,547,074)	(5,409,716)
Change in Individual Class from capital transactions	(1,429,109)	1,602,670
Institutional Class
Proceeds from shares issued	12,550,097	16,064,455
Dividends reinvested	1,547,017	1,451,317
Cost of shares redeemed	(23,099,295)	(12,464,858)
Change in Institutional Class from capital transactions	(9,002,181)	5,050,914
Change in net assets from capital transactions	(10,431,290)	6,653,584
Change in net assets	17,711,199	54,537,555
Net Assets:
Beginning of period	$158,761,337	$104,223,782
End of period	$176,472,536	$158,761,337
Accumulated undistributed net investment income	$108,311	$183,822
Share Transactions:
Individual Class
Issued	119,927	321,547
Reinvested	5,703	7,368
Redeemed	(187,632)	(264,899)
Change in Individual Class	(62,002)	64,016
Institutional Class
Issued	521,920	754,063
Reinvested	63,998	71,742
Redeemed	(913,582)	(590,993)
Change in Institutional Class	(327,664)	234,812

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Change in net assets from operations:
Net investment income	$312,392	$354,181
Net realized gain from investment transactions	9,215,265	941,876
Net change in unrealized appreciation on investments	12,074,029	36,186,714
Change in net assets resulting from operations	21,601,686	37,482,771
Distributions to shareholders from:
Net investment income:
Individual Class	(122,291)	(96,894)
Institutional Class	(293,117)	(260,642)
Change in net assets from shareholder distributions	(415,408)	(357,536)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,677,338	2,642,020
Dividends reinvested	112,826	89,149
Cost of shares redeemed	(5,546,044)	(4,686,825)
Change in Individual Class from capital transactions	(2,755,880)	(1,955,656)
Institutional Class
Proceeds from shares issued	5,592,012	6,115,262
Dividends reinvested	293,117	260,639
Cost of shares redeemed	(19,684,785)	(8,724,656)
Change in Institutional Class from capital transactions	(13,799,656)	(2,348,755)
Change in net assets from capital transactions	(16,555,536)	(4,304,411)
Change in net assets	4,630,742	32,820,824
Net Assets:
Beginning of period	$104,087,923	$71,267,099
End of period	$108,718,665	$104,087,923
Accumulated undistributed net investment income/(loss)	$—	$37,765
Share Transactions:
Individual Class
Issued	221,244	273,112
Reinvested	9,445	9,724
Redeemed	(476,640)	(494,547)
Change in Individual Class	(245,951)	(211,711)
Institutional Class
Issued	480,797	633,744
Reinvested	25,454	28,065
Redeemed	(1,592,740)	(923,908)
Change in Institutional Class	(1,086,489)	(262,099)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Change in net assets from operations:
Net investment income	$2,130,199	$1,903,574
Net realized loss on investments	(8,025,837)	(3,111,792)
Net change in unrealized appreciation on investments	21,802,841	22,964,998
Change in net assets resulting from operations	15,907,203	21,756,780
Distributions to shareholders from:
Net investment income:
Individual Class	(168,929)	(188,478)
Institutional Class	(1,992,615)	(1,673,969)
Change in net assets from shareholder distributions	(2,161,544)	(1,862,447)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,878,621	2,594,008
Dividends reinvested	168,813	188,436
Cost of shares redeemed	(2,346,504)	(3,107,238)
Change in Individual Class from capital transactions	(299,070)	(324,794)
Institutional Class
Proceeds from shares issued	16,298,173	36,858,857
Dividends reinvested	1,620,124	1,590,833
Cost of shares redeemed	(44,123,523)	(6,783,251)
Change in Institutional Class from capital transactions	(26,205,226)	31,666,439
Change in net assets from capital transactions	(26,504,296)	31,341,645
Change in net assets	(12,758,637)	51,235,978
Net Assets:
Beginning of period	$111,313,658	$60,077,680
End of period	$98,555,021	$111,313,658
Accumulated undistributed net investment income	$210,579	$241,326
Share Transactions:
Individual Class
Issued	84,819	121,966
Reinvested	7,902	9,516
Redeemed	(106,623)	(149,703)
Change in Individual Class	(13,902)	(18,221)
Institutional Class
Issued	778,191	1,683,814
Reinvested	75,356	79,504
Redeemed	(1,995,866)	(328,874)
Change in Institutional Class	(1,142,319)	1,434,444

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Change in net assets from operations:
Net investment income	$3,895,576	$4,794,334
Net realized loss on investments	(409,292)	(179,471)
Net change in unrealized appreciation on investments	1,582,541	4,992,142
Change in net assets resulting from operations	5,068,825	9,607,005
Distributions to shareholders from:
Net investment income:
Individual Class	(423,088)	(457,951)
Institutional Class	(3,994,850)	(4,235,303)
Change in net assets from shareholder distributions	(4,417,938)	(4,693,254)
Capital Transactions:
Individual Class
Proceeds from shares issued	3,083,270	4,183,716
Dividends reinvested	422,253	457,511
Cost of shares redeemed	(3,267,734)	(5,324,125)
Change in Individual Class from capital transactions	237,789	(682,898)
Institutional Class
Proceeds from shares issued	14,809,147	14,589,592
Dividends reinvested	3,929,398	4,173,441
Cost of shares redeemed	(9,291,500)	(29,406,655)
Change in Institutional Class from capital transactions	9,447,045	(10,643,622)
Change in net assets from capital transactions	9,684,834	(11,326,520)
Change in net assets	10,335,721	(6,412,769)
Net Assets:
Beginning of period	$134,265,022	$140,677,791
End of period	$144,600,743	$134,265,022
Accumulated undistributed net investment income	$431,785	$602,768
Share Transactions:
Individual Class
Issued	122,337	168,410
Reinvested	16,781	18,514
Redeemed	(129,194)	(214,742)
Change in Individual Class	9,924	(27,818)
Institutional Class
Issued	591,069	591,252
Reinvested	156,953	169,793
Redeemed	(369,952)	(1,190,572)
Change in Institutional Class	378,070	(429,527)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Change in net assets from operations:
Net investment income	$2,342,265	$2,400,477
Net realized gain/(loss) on investments	1,593,612	(4,124,402)
Net change in unrealized appreciation on investments	11,650,461	25,583,692
Change in net assets resulting from operations	15,586,338	23,859,767
Distributions to shareholders from:
Net investment income:
Individual Class	(223,985)	(242,049)
Institutional Class	(2,154,370)	(2,138,405)
Change in net assets from shareholder distributions	(2,378,355)	(2,380,454)
Capital Transactions:
Individual Class
Proceeds from shares issued	849,185	2,352,735
Dividends reinvested	223,972	242,049
Cost of shares redeemed	(1,968,907)	(2,292,342)
Change in Individual Class from capital transactions	(895,750)	302,442
Institutional Class
Proceeds from shares issued	22,516,520	7,934,216
Dividends reinvested	2,154,370	2,138,405
Cost of shares redeemed	(8,068,349)	(7,298,709)
Change in Institutional Class from capital transactions	16,602,541	2,773,912
Change in net assets from capital transactions	15,706,791	3,076,354
Change in net assets	28,914,774	24,555,667
Net Assets:
Beginning of period	$85,234,403	$60,678,736
End of period	$114,149,177	$85,234,403
Accumulated undistributed net investment income	$246,571	$282,854
Share Transactions:
Individual Class
Issued	37,762	113,959
Reinvested	10,248	12,618
Redeemed	(89,576)	(118,632)
Change in Individual Class	(41,566)	7,945
Institutional Class
Issued	980,515	402,689
Reinvested	98,074	110,993
Redeemed	(366,918)	(369,527)
Change in Institutional Class	711,671	144,155

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) on Investments	Total from Investment Operations
Individual Class
Steward Large Cap Enhanced Index Fund
Year ended April 30, 2011	$24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Year ended April 30, 2007	30.33	0.22	3.20	3.42
Steward Small Mid-Cap Enhanced Index Fund
Year ended April 30, 2011	$11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Year ended April 30, 2007	13.26	(0.08)	1.00	0.92
Steward International Enhanced Index Fund
Year ended April 30, 2011	$21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Year ended April 30, 2007	26.39	0.38	3.59	3.97
Steward Select Bond Fund
Year ended April 30, 2011	$25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Year ended April 30, 2007	23.89	1.01	0.38	1.39
Steward Global Equity Income Fund
Year ended April 30, 2011	$21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(c)	25.00	0.03	0.08	0.11
Institutional Class
Steward Large Cap Enhanced Index Fund
Year ended April 30, 2011	$23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Year ended April 30, 2007	30.33	0.27	3.23	3.50
Steward Small Mid-Cap Enhanced Index Fund
Year ended April 30, 2011	$11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Year ended April 30, 2007	13.21	(0.01)	1.01	1.00
Steward International Enhanced Index Fund
Year ended April 30, 2011	$21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Year ended April 30, 2007	26.43	0.45	3.59	4.04
Steward Select Bond Fund
Year ended April 30, 2011	$24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Year ended April 30, 2007	23.90	1.04	0.40	1.44
Steward Global Equity Income Fund
Year ended April 30, 2011	$21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(c)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Individual Class
Steward Large Cap Enhanced Index Fund
Year ended April 30, 2011	(0.19)	—	(0.19)	$28.44	19.02%	$20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Year ended April 30, 2007	(0.09)	(1.47)	(1.56)	32.19	11.65%	2,164	0.93%	0.64%	14%
Steward Small Mid-Cap Enhanced Index Fund
Year ended April 30, 2011	(0.03)	—	(0.03)	$13.81	22.56%	$48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	(0.03)	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.60	7.16%	44,367	1.50%	(0.58)%	20%
Steward International Enhanced Index Fund
Year ended April 30, 2011	(0.38)	—	(0.38)	$24.96	16.52%	$11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Year ended April 30, 2007	(0.42)	(0.07)	(0.49)	29.87	15.43%	86	1.28%	1.55%	6%
Steward Select Bond Fund
Year ended April 30, 2011	(0.74)	—	(0.74)	$25.20	3.41%	$14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Year ended April 30, 2007	(0.93)	—	(0.93)	24.35	5.99%	2,009	0.97%	4.05%	32%
Steward Global Equity Income Fund
Year ended April 30, 2011	(0.52)	—	(0.52)	$24.71	17.17%	$10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(c)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Steward Large Cap Enhanced Index Fund
Year ended April 30, 2011	(0.27)	—	(0.27)	$28.32	19.47%	$156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Year ended April 30, 2007	(0.26)	(1.47)	(1.73)	32.10	11.95%	88,362	0.68%	0.88%	14%
Steward Small Mid-Cap Enhanced Index Fund
Year ended April 30, 2011	(0.06)	—	(0.06)	$13.91	22.83%	$60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.63	7.79%	323	1.28%	(0.45)%	20%
Steward International Enhanced Index Fund
Year ended April 30, 2011	(0.45)	—	(0.45)	$25.01	16.94%	$87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Year ended April 30, 2007	(0.48)	(0.07)	(0.55)	29.92	15.67%	31,093	1.03%	1.82%	6%
Steward Select Bond Fund
Year ended April 30, 2011	(0.82)	—	(0.82)	$25.08	3.79%	$129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Year ended April 30, 2007	(1.04)	—	(1.04)	24.30	6.16%	102,796	0.69%	4.32%	32%
Steward Global Equity Income Fund
Year ended April 30, 2011	(0.59)	—	(0.59)	$24.74	17.61%	$103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(c)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2011

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund, Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2011, stocks with market capitalizations between $1.7 billion and $436.4 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2011, stocks with market capitalizations between $62.4 million and $11.2 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in ADRs representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of American Depositary Receipts (“ADRs”).

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church bonds.

When a church bond becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price of the underlying property
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property (7.00% – 8.00%)
—	risk adjusted discount rate (4.95% – 6.50%)
—	estimated time to sell in years (1 – 3 years)
—	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2011:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$175,916,038	$—	$—	$175,916,038
Money Market Fund	708,445	—	—	708,445
Total	176,624,483	—	—	176,624,483
Steward Small Mid-Cap Enhanced Index Fund
Security Type
Common Stocks*	108,473,866	—	—	108,473,866
Money Market Funds	330,984	—	—	330,984
Total	108,804,850	—	—	108,804,850
Steward International Enhanced Index Fund
Security Type
Common Stocks*	97,837,266	—	—	97,837,266
Money Market Fund	552,559	—	—	552,559
Total	98,389,825	—	—	98,389,825
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	47,144,111	1,996,400	49,140,511
U.S. Government Agencies	—	27,315,223	—	27,315,223
U.S. Government Agency Mortgage-Backed Obligations	—	44,469,501	—	44,469,501
U.S. Treasury Obligations	17,595,137	—	—	17,595,137
Municipal Bonds	—	1,475,805	—	1,475,805
Money Market Fund	9,498,005	—	—	9,498,005
Total	27,093,142	120,404,640	1,996,400	149,494,182
Steward Global Equity Income Fund
Security Type
Common Stocks*	113,564,314	—	—	113,564,314
Money Market Fund	467,321	—	—	467,321
Total	114,031,635	—	—	114,031,635
*	Please refer to the Schedule of Portfolio Investments to view common stock and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2010	$2,587,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)*	(590,618)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of April 30, 2011	$1,996,400
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets still held as of April 30, 2011.

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of April 30, 2011 from those used on April 30, 2010.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB Accounting Standard Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal year beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Steward Large Cap Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Steward Global Equity Income Fund and the Steward International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Steward Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

CFS Consulting Services, LLC (“CCS”) serves as a consultant to the Funds. CCS, an affiliate of CAMCO, is a wholly-owned subsidiary of CFS. Per the consulting agreement, CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Based on a Compliance Services Agreement between CAMCO and the Funds, CAMCO will provide certain compliance services for the Funds and the Board. For these services, the Funds will pay CAMCO a monthly fee at the annual rate of 0.025% of average daily net assets.

Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended April 30, 2011, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended April 30, 2011 were as follows:

	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$34,757,801	$45,149,419
Steward Small-Mid Cap Enhanced Index Fund	24,367,179	40,695,263
Steward International Enhanced Index Fund	16,903,057	43,178,535
Steward Select Bond Fund	22,739,584	19,938,717
Steward Global Equity Income Fund	50,087,590	34,238,701

Purchases and sales of U.S. government securities for the period ended April 30, 2011, were as follows:

	Purchases	Sales
Steward Select Bond Fund	$37,594,010	$30,185,314

Note 7 — Federal Income Tax Information:

As of April 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	148,947,727	36,879,509	(9,202,753)	27,676,756
Steward Small Mid-Cap Enhanced Index Fund	84,361,540	29,315,070	(4,871,760)	24,443,310
Steward International Enhanced Index Fund	90,351,122	15,087,079	(7,048,376)	8,038,703
Steward Select Bond Fund	145,847,664	4,858,172	(1,211,654)	3,646,518
Steward Global Equity Income Fund	95,692,188	19,441,520	(1,102,073)	18,339,447

The tax character of distribution paid during the fiscal year ended April 30, 2011 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Captial Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$1,696,967	$—	$1,696,967	$1,696,967
Steward Small-Mid Cap Enhanced Index Fund	350,157	65,251	415,408	415,408
Steward International Enhanced Index Fund	2,161,544	—	2,161,544	2,161,544
Steward Select Bond Fund	4,417,938	—	4,417,938	4,417,938
Steward Global Equity Income Fund	2,378,355	—	2,378,355	2,378,355

On June 20, 2011 and June 21, 2011, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Steward Large Cap Enhanced Index Fund	$405,303
Steward Small-Mid Cap Enhanced Index Fund	43,693
Steward International Enhanced Index Fund	938,953
Steward Select Bond Fund	1,106,968
Steward Global Equity Income Fund	869,635

The tax character of distribution paid during the fiscal year ended April 30, 2010 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Captial Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$1,612,556	$—	$1,612,556	$1,612,556
Steward Small-Mid Cap Enhanced Index Fund	357,536	—	357,536	357,536
Steward International Enhanced Index Fund	1,862,447	—	1,862,447	1,862,447
Steward Select Bond Fund	4,693,254	—	4,693,254	4,693,254
Steward Global Equity Income Fund	2,380,454	—	2,380,454	2,380,454

As of April 30, 2011 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Captial Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$104,701	$—	$104,701	$(6,290,534)	$27,676,756	$21,490,923
Steward Small-Mid Cap Enhanced Index Fund	—	1,035,579	1,035,579	—	24,443,310	25,478,889
Steward International Enhanced Index Fund	238,228	—	238,228	(10,933,213)	8,038,808	(2,656,177)
Steward Select Bond Fund	540,907	—	540,907	(2,564,997)	3,646,518	1,622,428
Steward Global Equity Income Fund	246,571	—	246,571	(15,684,813)	18,339,447	2,901,205

As of April 30, 2011, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires
Steward Large Cap Enhanced Index Fund	6,290,534	2018
Steward International Enhanced Index Fund	141,270	2017
	2,760,068	2018
	7,312,628	2019
Steward Select Bond Fund	143,208	2014
	388,125	2015
	804,734	2016
	468,259	2018
	760,671	2019
Steward Global Equity Income Fund	288,759	2017
	15,213,057	2018
	182,997	2019

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2012:

Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	719,247
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

Note 8 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2011, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

	Accumulated undistributed net investment income	Accumulated net realized gain/(loss) on investment transactions	Capital
Steward Large Cap Enhanced Index Fund	$(1,557)	$1,557	$—
Steward Small-Mid Cap Enhanced Index Fund	65,251	(65,251)	—
Steward International Enhanced Index Fund	598	(598)	—
Steward Select Bond Fund	351,379	(351,379)	—
Steward Global Equity Income Fund	(193)	193	—

Note 9 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 10 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2011, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	74%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	51%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	43%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	55%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	43%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	89%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	49%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	44%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	76%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	56%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	40%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	96%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	55%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	44%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Steward Funds, Inc. and
Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc., comprising the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., comprising the Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund, and for each of the four periods in the period then ended for the Steward Global Equity Income Fund. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund, the Steward Global Equity Income Fund and the Steward Small-Mid Cap Enhanced Index Fund as of April 30, 2011, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
June 27, 2011

GENERAL INFORMATION (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2011 the Funds declared long-term capital gain distributions in the follows amounts:

Long Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	65,251
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

For the fiscal year ended April 30, 2011, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	2%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	89%

For the fiscal year ended April 30, 2011, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with each shareholder’s 2011 Form 1099-DIV.

For the taxable year ended April 30, 2011, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	100%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	100%

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS

At its meeting held February 25, 2011, the Board of Directors (“Board”) of Steward Funds, Inc. and Capstone Series Fund, Inc. (together, “Steward Funds”) conducted its regular annual review of the investment advisory contracts between Capstone Asset Management Company (“CAMCO”) and each of the series (each, a “Fund”) of the Steward Funds. No changes were proposed to any of the contracts and the continuation of each contract was approved unanimously by the full Board and by the independent directors.

At the commencement of the review session, Mr. Edward Jaroski, President of CAMCO and of the Fund, reviewed with the directors information that had been distributed to them prior to the meeting, in response to a request for information from Fund counsel. He also reviewed in detail the business plans for Capstone Financial Services, Inc. (“Capstone”) and its various subsidiaries. He stated that the amount of assets under management by the Capstone organization was at an all-time high. He noted that succession planning was underway, since several key employees were nearing retirement age, and described generally how this was being handled. Mr. Kennedy described an ongoing organizational review of the Capstone organization designed to identify opportunities for greater efficiency. Mr. Nunn, senior vice president and chief compliance officer of CAMCO and the Funds, then reviewed CAMCO’s profitability analysis with the directors and responded to questions.

Following this discussion, the CAMCO personnel left the room and the independent directors continued their deliberations with Fund counsel. Counsel reviewed with the independent directors their legal responsibilities in reviewing the Fund’s investment advisory contract and the factors they should consider in their review. It was noted that, as part of the review, the independent directors would also consider each Fund’s administrative services arrangements, which, in the case of Steward Small-Mid Cap Enhanced Index Fund, are contained in the investment advisory contract.

The independent directors discussed the information they had received and reviewed prior to the meeting, as well as the matters discussed by Messrs. Jaroski, Kennedy and Nunn at the meeting. They discussed the nature and quality of CAMCO’s services to the Funds, information concerning CAMCO’s profitability and the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Funds. They noted that, in addition to advisory and administration fees, CAMCO, since May 1, 2010, was also receiving fees for compliance services and for work in preparing Fair Fund and class action claims. They reviewed fees paid to CAMCO’s affiliate, Capstone Asset Planning Company (“CAPCO”), pursuant to the Funds’ Service and Distribution Plan. They also reviewed fees paid to CAPCO under the Funds’ Administrative Services Plan, noting that these were not retained by CAPCO but were entirely paid out to third party service providers. They noted that fees under the Service and Distribution Plan, Administrative Services Plan and Compliance Services Agreement were reviewed quarterly by the independent directors. They also noted that the Plans and their fees were reviewed annually and determined to be fair and reasonable both as a separate matter and, in connection with review of the Funds’ advisory agreements, relative to the profitability of CAMCO and its affiliates from their relationships to the Funds. Fees under the Compliance Services Agreement and for preparation of Fair Fund and class action claims would now also be reviewed annually and were determined to be similarly fair and reasonable as a separate matter and in relation to CAMCO’s overall profitability from the Funds. They noted that the Fair Fund and class action fee arrangement would now be continued, with no change in fees, pursuant to a written agreement, which they agreed should be approved at this meeting. The independent directors also noted that another affiliate of CAMCO, CFS Solutions, received fees from the Funds for portfolio screening services. They noted that these fees to CFS had originally been the result of arms’ length negotiations prior to Capstone’s acquisition of CFS, and were not being changed. Although the independent directors would continue to review the contribution of these fees to the overall profitability of the Capstone entities, it did not appear that these fees were unreasonable or that the relationship was unduly profitable for Capstone. Finally, they considered the benefits received by CAMCO pursuant to “soft dollar” arrangements based on Fund brokerage. These arrangements were reviewed regularly by the directors and were determined to be reasonable and fair to the Funds. With respect to each Fund’s investment advisory fees and fees for administrative services, the directors reviewed information concerning fees paid by other investment companies deemed comparable and determined that the Funds’ fees were fair and reasonable relative to those paid by other funds. They also considered the fees charged by CAMCO and to its non-Fund clients and determined that those fees did not suggest any unreasonableness in fees charged to the Funds. The independent directors noted favorably that the Funds’ advisory and administration fees contained breakpoints designed to give the Funds advantages of potential economies of scale at higher asset levels and that fees for administrative services were assessed on the aggregate assets of the Funds, providing further benefits from economies of scale. The directors considered the Funds’ expense ratios and determined them to be within satisfactory limits. The independent directors particularly considered CAMCO’s overall performance of its services to the Funds and the Funds’ investment performance over recent years which had included difficult market conditions. They noted that the Funds’ performance relative to their respective benchmarks had been satisfactory and that Fund expenses were being well-controlled. The independent directors also particularly noted that the overall health of CAMCO and the other Capstone entities appeared to be good.

Following further discussion, the independent directors determined to recommend to the full Board that each of the Funds’ investment advisory agreements be continued for an additional year. The administration arrangements for each Fund were also unanimously approved for continuation. Each of these decisions was reported to, and discussed by, the full Board, after which the full Board also unanimously approved each investment advisory agreement and administration agreement. At the same meeting, the independent directors, and the full Board, also approved the continuation of the Funds’ distribution agreements, Service and Distribution Plans, Administrative Services Plan, Compliance Services Agreement, and the agreement with CFS Solutions. They also approved the continuation of the fee arrangement for preparation of Fair Fund and class action claims and approved the written agreement for these services.

EXPENSES EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10 – 4/30/11	Expense Ratio During Period 11/1/10 – 4/30/11
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,178.40	$4.81	0.89%
Institutional Class	1,000.00	1,180.30	2.92	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,227.90	5.30	0.96%
Institutional Class	1,000.00	1,229.50	3.37	0.61%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,117.20	5.56	1.06%
Institutional Class	1,000.00	1,118.80	3.73	0.71%
Steward Select Bond Fund
Individual Class	1,000.00	996.70	4.90	0.99%
Institutional Class	1,000.00	998.40	3.17	0.64%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,119.20	5.41	1.03%
Institutional Class	1,000.00	1,121.40	3.58	0.68%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10 – 4/30/11	Expense Ratio During Period 11/1/10 – 4/30/11
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.38	$4.46	0.89%
Institutional Class	1,000.00	1,022.12	2.71	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.03	4.81	0.96%
Institutional Class	1,000.00	1,021.77	3.06	0.61%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.54	5.31	1.06%
Institutional Class	1,000.00	1,021.27	3.56	0.71%
Steward Select Bond Fund
Individual Class	1,000.00	1,019.89	4.96	0.99%
Institutional Class	1,000.00	1,021.62	3.21	0.64%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.69	5.16	1.03%
Institutional Class	1,000.00	1,021.42	3.41	0.68%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The directors provide overall supervision of the affairs of the Funds. The Funds’ directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Interested Director
Edward L. Jaroski* 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 64	Director, President & Chairman of the Board	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; President, CEO and Director of Roger H. Jenswold & Company, Inc. from March 2010 – Present.	6	Theater Under the Stars
Independent Directors
John R. Parker 541 Shaw Hill Stowe, VT 05672 Age: 65	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Self-employed Investor Consultant	6	None
James F. Leary 10000 N. Central Expressway, Suite 400 Dallas, Texas 75231 Age: 81	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director-Highland Funds Group; Director-Pacesetter Capital Group; Director-Homeowners of America Insurance Company since 2006.
Leonard B. Melley, Jr.** 6216 Yadkin Road Fayetteville, NC 28303 Age: 52	Director	SLCEIF From 2004 SSMCEIF From 2003 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	CEO/President of Freedom Stores, Inc.	6	None
John M. Briggs 435 Williams Road Wynnewoood, PA 19096-1632 Age: 61	Director	SLCEIF From 2005 SSMCEIF From 2005 SIEIF From 2006 SSBF From 2005 SGEIF From 2008	CPA, Treasurer, Former Treasurer of the Susan G. Komen Breast Cancer Foundation from 2005 – 2011.	6	Director-Healthcare Services Group, Inc. Since 1992

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Executive Officers
Howard S. Potter 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 59	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Executive Vice President and Portfolio Manager of Capstone Asset Management Company and Capstone Financial Services, Inc.	N/A	None
John R. Wolf 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 49	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company.	N/A	None
Claude C. Cody, IV 5847 San Felipe Suite 4100 Houston, TX 77057 Age: 59	Sr. Vice President	SLCEIF From 2010 SSMCEIF From 2010 SIEIF From 2010 SSBF From 2010 SGEIF From 2010	Sr. Vice President of Capstone Asset
Management Company (2009 – present);
Co-Chairman, CCO, CFO & Portfolio
			Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – present). Officer of other Capstone Funds.	N/A	None
Scott Wynant 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 56	Sr. Vice President	SLCEIF From 2008 SSMCEIF From 2008 SIEIF From 2008 SSBF From 2008 SGEIF From 2008	Sr. Vice President of Capstone Financial
Solutions, LLC and CFS Consulting Services, LLC from November 2008 – present; Senior Vice President of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Executive Vice President of AG Financial Wealth Management Solutions, LLC from April 1997 – August 2008. Officer of other
			Capstone Funds	N/A	None
Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 65	Sr. Vice President, Secretary, and Chief Compliance Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Senior Vice President, Chief Compliance Officer and Secretary of Capstone Asset Management Company; Senior Vice President and Secretary of Capstone Financial Services, Inc.; Senior Vice President, Chief Compliance Officer and Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Secretary of CFS Consulting Services, LLC from November 2008 – Present; Senior Vice President, Chief Compliance officer and Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President
			Regulatory Affairs, 2000 – present.	N/A	None

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Kimberly Wallis McLaney 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 44	Asst. Vice President Compliance and Asst. Secretary	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Asst. Vice President Compliance and Assistant Secretary of Capstone Asset Management Company and Capstone Financial Services, Inc.; Senior Vice President Compliance, Chief Compliance Officer and Secretary of Capstone Asset Planning Company, Asst. Vice President Compliance and Asst. Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Assistant Secretary of CFS Consulting Services, LLC from November 2008 – Present; Asst. Vice President Compliance and Asst. Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds.	N/A	None
Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 52	Treasurer and Principal Financial Accounting Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Treasurer of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; Treasurer of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; Treasurer of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.
Steward Large Cap Enhanced Index Fund	(SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund	(SSMCEIF)
Steward International Enhanced Index Fund	(SIEIF)
Steward Select Bond Fund	(SSBF)
Steward Global Equity Income Fund	(SGEIF)

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 5847 San Felipe, Suite 4100 Houston, TX 77057 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$58,750	$58,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$12,500	$10,000
(d) All Other Fees	$0	$0

(e) (1)
Not applicable.

(2)
For the fiscal years ended April 30, 2011 and 2010, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)
Not applicable.

(g)
For the fiscal year ended April 30, 2011, Cohen Fund Audit Services, Ltd. billed $0.
For the fiscal year ended April 30, 2010, Cohen Fund Audit Services, Ltd. billed $0.

(h)
Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steward Funds, Inc.

By (Signature and Title)      /s/  Edward Jaroski
Edward Jaroski, President

Date July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/  Edward Jaroski
Edward Jaroski, President

Date July 5, 2011

By (Signature and Title)      /s/ Carla Homer
Carla Homer, Treasurer

Date July 5, 2011